UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	National – 0.1%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	Aaa	$4,198,880

598	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Alternative Minimum Tax)	2/09 at 102.00	N/R	611,557

1,560	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Alternative Minimum Tax)	2/09 at 100.00	N/R	1,560,842
6,158	Total National			6,371,279
	Alabama – 4.8%

2,445	Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, Drivers 1954, 12.128%, 4/01/38 (Alternative Minimum Tax) (IF)	4/16 at 100.00	Aaa	1,065,262

16,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	13,626,560

50,085	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa1	43,196,810

5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	4,488,452

4,315	Courtland Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Company, Refunding Series 2006A, 5.000%, 8/01/27 (Alternative Minimum Tax)	8/11 at 100.00	BBB	3,402,378

2,500	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	2,113,750

25	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Refunding Bonds, Champion International Paper Corporation, Series 1998A, 5.700%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.00	Baa3	22,076

12,295	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	10,266,940

101,535	Huntsville Healthcare Authority, Alabama, Revenue Bonds, 2.752%, 6/01/32 (UB)	6/17 at 100.00	A2	84,400,969

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,429,252
3,025	4.750%, 3/01/36	3/16 at 100.00	Baa2	2,452,095

15,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	13,800,300

900	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Co. Projects, Series 2006A, 4.550%, 12/01/26	12/11 at 100.00	BBB	765,819

24,600	Prichard Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 8/15/35	11/15 at 102.00	BBB–	21,431,766

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/11 (4)	No Opt. Call	N/R	6,413
2,365	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R	1,516,675
1,420	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R	910,646

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	1,686,619

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,844,920
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	11,536,607
261,380	Total Alabama			219,964,309
	Alaska – 0.1%

1,000	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	N/R	869,120

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10) (5)	6/10 at 100.00	AAA	2,137,740

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alaska (continued)

$50	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	Baa3		$35,431
3,050	Total Alaska				3,042,291
	Arizona – 2.5%

5,000	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 1998B, 5.875%, 3/01/33	8/08 at 100.00	Baa2		4,774,800

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health System, Tender Option Bond Trust 2008-1097:
1,750	13.259%, 1/01/31 (IF)	1/18 at 100.00	AA–		1,796,235
1,250	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		1,051,625
1,500	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		1,261,950
500	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		420,650
625	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		525,813
500	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		420,650
2,945	12.248%, 1/01/35 (IF)	1/18 at 100.00	AA–		2,477,629
1,315	12.242%, 1/01/35 (IF)	1/18 at 100.00	AA–		1,106,310
1,500	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		1,261,950
775	12.260%, 1/01/35 (IF)	1/18 at 100.00	AA–		652,008

40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3	(6)	42,115

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.750%, 11/15/33 (Pre-refunded 11/15/13)	11/13 at 101.00	N/R	(6)	3,620,130

797	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		829,310

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,189,678
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		999,939
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,449,709
345	4.750%, 12/01/29	12/15 at 100.00	BBB		293,906
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,571,612
200	5.000%, 12/01/35	12/15 at 100.00	BBB		170,896

10,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB		8,335,800

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	10/08 at 103.00	N/R		20,026,800

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BB		6,199,939

1,905	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/08 at 100.00	N/R		1,906,676

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
1,195	5.000%, 4/01/25	4/15 at 100.00	Baa1		1,102,041
5,000	5.000%, 4/01/35	4/15 at 100.00	Baa1		4,332,550

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		370,033

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
280	6.375%, 11/01/13	11/11 at 103.00	N/R		287,930
790	7.250%, 11/01/23	11/11 at 103.00	N/R		828,505
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,782,726

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$2,470	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		$2,100,019

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(6)	1,951,764

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		530,464

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(6)	5,617,628

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
505	6.000%, 6/01/16	No Opt. Call	N/R		504,172
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		1,180,430
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		2,795,460

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB		233,590
475	6.000%, 6/01/36	6/16 at 100.00	BB		413,193

2,825	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 12.011%, 9/01/39 (IF)	3/18 at 100.00	AA		2,563,349

5,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2008A, 6.375%, 9/01/29	3/13 at 100.00	Baa3		5,017,350

2,500	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	N/R		2,167,925

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–		1,575,207
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–		998,423

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R		97,597
500	5.400%, 7/01/15	No Opt. Call	N/R		480,050
700	5.500%, 7/01/16	No Opt. Call	N/R		667,772
3,957	5.750%, 7/01/22	7/16 at 100.00	N/R		3,568,541
5,917	6.000%, 7/01/30	7/16 at 100.00	N/R		5,107,673

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	12/08 at 101.00	N/R		1,475,184

2,200	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	N/R		1,732,896
118,986	Total Arizona				111,868,602
	Arkansas – 0.2%

55	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2		48,522

13,335	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/08 at 101.00	B2		10,460,374

1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/30	2/15 at 100.00	Baa1		910,420
14,390	Total Arkansas				11,419,316
	California – 12.3%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/08 at 101.00	BBB–		1,234,863

90	Affordable Housing Agency, California, Multifamily Housing Revenue Bonds, Westridge at Hilltop Apartments, Series 2003A-S, 6.375%, 12/15/33 (Pre-refunded 12/15/08)	12/08 at 103.00	Baa3	(6)	94,156

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$12,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R	$9,555,000

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R	1,674,320
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R	2,813,022

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	220,011

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,053,917

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,382,687
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,782,956

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,609,938
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,117,947
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,270,400

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
1,000	5.350%, 9/01/28	9/15 at 102.00	N/R	915,400
1,490	5.400%, 9/01/35	9/15 at 102.00	N/R	1,335,338

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	795,979
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	1,877,601

685	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.000%, 9/01/27	9/08 at 103.00	N/R	585,196

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Series 2004B, 5.900%, 9/02/30	3/11 at 100.00	N/R	1,500,795

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	2,966,698

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
5,000	0.000%, 6/01/21	12/18 at 100.00	Baa3	3,749,300
4,070	0.000%, 6/01/28	12/18 at 100.00	Baa3	2,823,318
4,990	0.000%, 6/01/36 (Mandatory put 6/01/23)	12/18 at 100.00	Baa3	3,314,957

5,410	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/08 at 100.00	BB	5,185,215

11,375	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Trust 2636, 10.130%, 11/15/34 (IF)	11/15 at 100.00	A2	8,892,975

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007, Trust 1757:
1,250	12.760%, 11/15/42 (IF)	11/16 at 100.00	AA–	953,725
2,500	12.760%, 11/15/42 (IF)	11/16 at 100.00	AA–	1,907,450
2,000	12.760%, 11/15/43 (IF)	11/15 at 100.00	AA–	1,536,840
3,125	13.760%, 11/15/46 (IF)	11/16 at 100.00	AA–	2,768,938

8,330	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007, 5.000%, 11/15/43 (UB)	11/15 at 100.00	AA–	7,847,776

3,245	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1022, 11.679%, 2/01/30 (Alternative Minimum Tax) (IF)	2/17 at 100.00	Aa2	1,640,055

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,257,242

320	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	279,491

2,560	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–	2,446,618

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	10/08 at 100.00	BB–	$4,733,376

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	33,151,118

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 12.770%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	2,850,232

2,770	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.000%, 7/15/22	7/17 at 100.00	N/R	2,398,211

3,195	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,215,544

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	439,867
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	878,320

640	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	643,731

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	9/08 at 103.00	N/R	446,881

10,500	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	8,502,480

750	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB+	694,778

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,018,337

4,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	A	3,117,120

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,181,651
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,118,117
800	5.000%, 11/01/29	11/16 at 100.00	N/R	663,120

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System:
14,545	5.000%, 4/01/31 (UB)	4/17 at 100.00	A+	13,680,154
49,650	4.750%, 4/01/33 (UB)	4/17 at 100.00	A+	43,918,901

755	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	789,088

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,526,775

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,443,090

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2708:
6,750	13.370%, 11/15/48 (IF)	5/18 at 100.00	AA–	5,692,545
2,875	13.370%, 11/15/48 (IF)	5/18 at 100.00	AA–	2,424,603
2,500	13.370%, 11/15/48 (IF)	5/18 at 100.00	AA–	2,108,350
2,595	13.365%, 11/15/48 (IF)	5/18 at 100.00	AA–	2,097,279

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,036,533

4,040	California, General Obligation Veterans Welfare Bonds, Series 2007CE, Trust 2590, 12.177%, 12/01/32 (IF)	12/15 at 100.00	AA–	3,689,086

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured (UB)	10/17 at 100.00	AA	$3,763,966

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	821,900
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	4,243,540
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,556,560

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,191,333
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,238,321

875	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	778,943

	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A:
4,500	5.050%, 9/01/34	9/15 at 100.00	N/R	3,868,470
3,115	5.000%, 9/01/34	9/15 at 100.00	N/R	2,657,718

	Corona-Norco Unified School District, California, Special Tax Bonds, Community Facilities District 03-1, Series 2004:
1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	941,350
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	916,400

210	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/08 at 102.00	N/R	175,327

1,105	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/17 at 100.00	N/R	958,886

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/08 at 102.00	N/R	353,088

1,200	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	991,680

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
1,500	5.200%, 9/01/27	9/08 at 103.00	N/R	866,400
2,800	5.250%, 9/01/37	9/08 at 103.00	N/R	1,609,020

2,610	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	2,215,446

1,000	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	997,980

6,050	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 5.375%, 9/01/36	9/15 at 100.00	N/R	5,385,892

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,515,750

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
775	5.000%, 6/01/33	6/17 at 100.00	BBB	607,220
25,250	5.750%, 6/01/47	6/17 at 100.00	BBB	20,737,825
22,650	5.125%, 6/01/47	6/17 at 100.00	BBB	16,720,683

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AA	28,371,693

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,894,278

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,187,160

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,380,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	$485,328

145	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/08 at 103.00	N/R	149,576

500	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004, 5.800%, 9/01/23	9/14 at 100.00	N/R	496,745

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A:
250	4.750%, 5/15/21	5/16 at 100.00	BBB–	230,650
400	4.875%, 5/15/26	5/16 at 100.00	BBB–	355,984
4,210	5.125%, 5/15/41	5/16 at 100.00	BBB–	3,643,797

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
640	6.000%, 5/15/34	5/14 at 100.00	N/R	618,374
790	6.125%, 5/15/38	5/14 at 100.00	N/R	768,836
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,513,450

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	952,960

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,271,611

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	970,908

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	1,706,441
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	3,131,260
2,140	5.150%, 9/01/35	9/15 at 102.00	N/R	1,751,868

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
645	5.050%, 9/01/26	9/08 at 103.00	N/R	555,242
1,885	5.125%, 9/01/36	9/08 at 103.00	N/R	1,563,834

	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 87-08, Group 7, Series 2005:
430	5.000%, 9/02/22	9/15 at 100.00	N/R	399,328
475	5.000%, 9/02/24	9/15 at 100.00	N/R	431,642

1,565	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 16 – Eastvale Area, Series 2005A, 5.300%, 9/01/34	9/13 at 100.00	N/R	1,414,729

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,506,600

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,166,664

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	2,578,320
3,750	5.150%, 9/01/36	9/09 at 103.00	N/R	3,093,900

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,073,265
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,081,148

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/08 at 103.00	N/R	824,223
4,660	5.250%, 9/01/37	9/08 at 103.00	N/R	4,092,086

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
$980	5.200%, 9/01/26	9/12 at 102.00	N/R	$887,625
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	982,289

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	3,921,975

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,016,220

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	3,817,611

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	532,382

6,785	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	No Opt. Call	N/R	6,148,160

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	548,019
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	845,750

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facility District 2003-2, Improvement Area A:
610	5.000%, 9/01/26	9/14 at 102.00	N/R	521,861
1,560	5.000%, 9/01/36	9/14 at 102.00	N/R	1,269,060

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,367,852

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,120,343
1,245	5.300%, 9/01/36	9/08 at 103.00	N/R	1,060,989

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,875	5.250%, 9/01/26	9/16 at 100.00	N/R	1,670,681
7,290	5.300%, 9/01/38	9/16 at 100.00	N/R	6,263,641

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	188,212

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	516,170

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	858,864
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,074,814

2,000	Morgan Hill Financing Authority, California, Reassessment Revenue Bonds, Madron Business Park, Series 2005A, 5.250%, 9/02/25	9/10 at 102.00	N/R	1,806,280

860	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	832,781

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	326,850
550	5.450%, 9/01/38	9/16 at 100.00	N/R	477,653

	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005:
1,355	5.100%, 9/01/26	9/09 at 103.00	N/R	1,173,660
805	5.300%, 9/01/35	9/09 at 103.00	N/R	688,508
1,815	5.200%, 9/01/35	9/09 at 103.00	N/R	1,529,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,210	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33	9/14 at 102.00	N/R	$1,043,540

750	Orange County, California, Newport Coast Phase IV Assessment District 01-1 Limited Obligation Improvement Bonds, Series 2006, 5.050%, 9/02/33	9/16 at 100.00	N/R	643,035

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	497,210
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,606,264
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	983,860

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,325,499

580	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/08 at 103.00	N/R	487,403

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,149,596
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,166,615

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	450,965
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,284,990
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	889,277

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,188,853

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,978,840

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,236,153

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	1,140,887

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	582,218
875	5.375%, 9/01/34	9/11 at 102.00	N/R	783,755

9,125	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Improvement Area B, Series 2005, 5.125%, 9/01/36	9/15 at 100.00	N/R	7,930,355

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa3	875,880
1,750	5.000%, 12/15/33	12/12 at 100.00	A+	1,454,950

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,776,760

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	1,732,320
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,258,935

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	904,750
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	1,772,140

1,665	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	1,380,202

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$830	Roseville, California, Special Tax Bonds, Community Facilities District 1 – The Fountains, Series 2008, 6.125%, 9/01/38	9/18 at 100.00	N/R	$782,798

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	2,837,450

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/14 at 103.00	N/R	214,489
645	5.100%, 9/01/20	9/16 at 100.00	N/R	578,404
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R	2,019,169
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R	2,652,207

4,255	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	3,417,488

465	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	429,009

4,690	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	4,100,373

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 41.62	N/R	334,826
3,020	0.000%, 8/01/34	8/15 at 32.64	N/R	549,157

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	755,370

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,003,614
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	877,590
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,907,272

6,235	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/10 at 100.00	N/R	5,974,502

4,000	Santa Clara Valley Water District, California, Certificates of Participation, Series 2008, Trust 2881, 11.590%, 6/01/37 – MBIA Insured (IF)	6/17 at 100.00	AA	3,735,120

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,156,450

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	785,376

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	2,439,360

590	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 2005-1, Special Tax Bonds, Series 2006, 5.000%, 9/01/27	9/08 at 102.00	N/R	518,887

4,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	BBB	3,144,920

24,630	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.125%, 6/01/46	6/14 at 100.00	BBB	18,215,363

4,050	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	Aa3	3,718,224

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,154,076
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,626,916

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,066,200

1,200	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09	8/08 at 100.00	N/R	1,208,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R		$3,752,268

1,730	West Sacramento, California, Special Tax Bonds, Community Facilities District 20, Bridgeway Lakes II, Series 2005, 5.300%, 9/01/35	9/13 at 102.00	N/R		1,517,625

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R		576,960
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R		2,163,819

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R		598,857

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R		3,967,868

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R		2,313,380
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R		6,055,837
673,650	Total California				558,748,231
	Colorado – 7.7%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R		2,557,980
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R		4,439,630

18,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		16,402,260

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		3,694,915

4,250	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		4,107,625

2,745	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R		2,864,408

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		1,723,609

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		920,190

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,150,787

4,525	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		4,598,124

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R		2,798,345

3,850	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35	12/12 at 100.00	N/R		3,641,022

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R		2,192,975
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R		3,287,000

6,570	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		6,488,401

4,320	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)	3/13 at 100.00	N/R	(6)	5,020,099

1,170	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		980,261

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R		473,880

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
290	6.125%, 7/01/12	7/09 at 102.00	N/R		296,241
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R		1,490,237

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		$3,240,754

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A:
850	7.250%, 3/01/22 (Pre-refunded 3/01/10)	3/10 at 100.00	Ba2	(6)	902,471
750	7.250%, 3/01/32 (Pre-refunded 3/01/10)	3/10 at 100.00	AAA		809,370

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
565	6.750%, 3/01/14	No Opt. Call	N/R		578,102
730	7.250%, 3/01/24	3/14 at 100.00	N/R		750,608
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R		1,604,305

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
475	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		543,006
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		1,005,804

3,676	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA		3,965,375

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,900	5.500%, 2/15/26	2/16 at 101.00	N/R		2,539,936
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R		1,989,449

960	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R		912,115

2,430	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)	3/10 at 102.00	N/R	(6)	2,661,895

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	AAA		4,562,200

4,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33 (4)	10/13 at 100.00	N/R		2,575,874

2,575	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(6)	2,841,641

800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+		686,656

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–		525,495
810	7.125%, 11/01/28	11/13 at 100.00	BBB–		847,641

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R		3,344,478

4,195	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R		4,217,569

23,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, National Jewish Federation Board, Series 2007-E1, 5.600%, 9/15/37	No Opt. Call	N/R		20,057,840

3,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R		2,801,190

500	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	No Opt. Call	N/R		498,315

10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R		8,603,900

8,415	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1033, 11.657%, 9/01/40 (IF)	9/16 at 100.00	AA		5,828,986

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1088:
$1,635	12.105%, 9/01/41 (IF)	9/16 at 100.00	AA		$1,330,203
6,325	12.408%, 9/01/41 (IF)	9/16 at 100.00	AA		5,145,894

5,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 12.515%, 10/01/41 – FSA Insured (IF)	4/18 at 100.00	AAA		5,148,990

1,455	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		1,346,035

2,795	Colorado Housing Finance Authority, Multifamily Housing Revenue Senior Bonds, Reserve at Northglenn Project, Series 2000-A1, Pass Through Certificates, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R		2,689,908

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R		865,490
2,000	5.450%, 12/01/34	12/17 at 100.00	N/R		1,693,540

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(6)	2,713,330

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R		2,465,610
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R		3,141,653

1,800	Country Club Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/34	12/15 at 100.00	N/R		1,457,568

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R		3,326,839

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006:
500	5.050%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		460,045
355	5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		311,420

800	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Terminal Project, Series 2006A. Bonds, Series 2006A, 5.150%, 5/01/17 (Alternative Minimum Tax)	5/16 at 100.00	N/R		725,224

3,665	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		2,881,973

3,475	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		3,072,143

4,800	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		4,038,672

2,000	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 0.000%, 12/15/26	No Opt. Call	N/R		1,718,800

13,250	Fort Collins, Colorado, Pollution Control Revenue Bonds, Anheuser Busch Project, 4.700%, 9/01/40 (UB)	3/12 at 100.00	A2		12,012,715

6,960	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		5,242,620

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		666,245

5,500	Horse Creek Metropolitan District of Parker County, Colorado, Limited Tax Obligations, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	N/R		4,357,430

1,560	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,264,942

1,000	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		834,190

3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		2,898,621

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		2,337,780

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		$1,344,968

	Madre Metropolitan District 2, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2007A:
2,000	5.375%, 12/01/26	12/16 at 100.00	N/R		1,547,840
2,500	5.500%, 12/01/36	12/16 at 100.00	N/R		1,847,975

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13) (7)	12/13 at 102.00	N/R	(6)	6,235,344

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		2,298,000

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–		3,402,070

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		785,940
2,800	5.625%, 12/01/37	12/16 at 100.00	N/R		2,118,312

3,150	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/37	12/17 at 100.00	N/R		2,582,559

	Northwest Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2005:
3,585	6.125%, 12/01/25	12/15 at 100.00	N/R		3,112,282
16,500	6.250%, 12/01/35	12/15 at 100.00	N/R		13,792,845

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		2,591,900

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		1,549,956

1,100	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R		929,973

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R		5,560,336

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,465	5.250%, 12/15/21	12/16 at 100.00	N/R		4,912,325
6,180	5.400%, 12/15/31	12/16 at 100.00	N/R		5,240,578

16,000	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A		15,686,720

2,500	Reata North Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.500%, 12/01/32	12/17 at 100.00	N/R		1,933,875

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,578,799

6,000	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R		4,786,260

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,406,153

500	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2004, 7.000%, 12/01/24 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA		597,100

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R		1,117,796

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R		507,770
500	6.750%, 12/01/33	12/13 at 100.00	N/R		505,385

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
540	5.100%, 12/01/26	12/16 at 100.00	N/R		466,133
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R		832,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$12,138	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	$9,938,969

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	918,369

1,500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	Baa1	1,310,850

7,500	Valagua Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	7,486,725

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
4,740	6.000%, 12/01/25	12/15 at 100.00	N/R	3,985,345
8,330	6.125%, 12/01/35	12/15 at 100.00	N/R	6,757,046

4,100	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	3,669,254

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
1,750	6.250%, 12/01/25	12/15 at 100.00	N/R	1,577,853
3,450	6.375%, 12/01/35	12/15 at 100.00	N/R	2,932,880
390,984	Total Colorado			350,019,329
	Connecticut – 0.9%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	5,577,233

5,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/08 at 102.00	BBB	4,985,650

2,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 12.633%, 7/01/42 (IF)	7/17 at 100.00	AAA	2,344,980

10,610	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/08 at 100.00	BB+	10,309,313

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
330	5.500%, 1/01/14 (Alternative Minimum Tax)	10/08 at 100.00	BBB	328,687
235	5.500%, 1/01/15 (Alternative Minimum Tax)	10/08 at 100.00	BBB	232,305
7,950	5.500%, 1/01/20 (Alternative Minimum Tax)	10/08 at 100.00	BBB	7,452,648

1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	BB+	842,910

8,170	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	Baa3	7,044,256
40,745	Total Connecticut			39,117,982
	District of Columbia – 0.2%

6,130	District of Columbia, Friendship Pub Chartered School, 5.000%, 6/01/35 – ACA Insured	6/16 at 100.00	BBB	4,868,140

3,025	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	2,862,346
9,155	Total District of Columbia			7,730,486
	Florida – 11.4%

9,400	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	7,168,534

1,775	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	1,562,231

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Hospital:
40,000	2.752%, 12/01/37 (UB)	6/17 at 100.00	A	28,100,000
35,000	2.752%, 12/01/37 (UB)	6/17 at 100.00	A	25,025,000

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,040	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	$3,535,404

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,451,438

2,450	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	1,916,439

5,720	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	5,199,652

2,690	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R	2,186,809

1,435	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,104,189

2,000	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,500,660

9,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	7,174,416

19,980	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	15,371,213

1,855	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,456,435

690	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	654,927

2,000	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	1,671,960

1,250	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	1,164,725

3,940	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	3,034,706

2,105	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,912,898

715	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	565,722

3,000	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	2,426,280

8,800	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34	4/16 at 100.00	A2	8,007,032

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	2,070,300

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (Pre-refunded 10/01/12) (8)	10/12 at 102.00	AAA	4,947,160

1,530	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,468,999

3,260	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,185,439

1,020	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.100%, 5/01/37	5/17 at 100.00	N/R	782,758

2,910	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,369,002

1,500	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	980,175

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,945	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007B, 5.500%, 5/01/17	No Opt. Call	N/R	$5,014,429

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,117,514

2,465	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/08 at 100.50	N/R	2,394,550

5,910	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	4,834,616

3,640	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	3,474,708

3,435	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,778,434

1,495	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	1,482,008

835	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	600,223

2,000	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	1,775,640

3,950	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	8/11 at 100.00	BBB	3,174,418

11,385	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37	5/16 at 100.00	N/R	8,410,896

2,000	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,570,040

3,568	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Trust 1034, 12.375%, 7/01/26 (Alternative Minimum Tax) (IF)	1/16 at 100.00	AA+	2,429,166

9,080	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	6,826,798

5,600	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/17	No Opt. Call	N/R	4,908,736

4,500	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.300%, 5/01/39	5/17 at 100.00	N/R	3,260,655

4,805	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	4,025,100

2,600	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	2,135,510

	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B:
1,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	949,260
4,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	3,797,040

4,075	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	3,011,425

580	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	582,796

	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007:
4,000	6.000%, 9/01/17	No Opt. Call	N/R	3,984,560
6,000	6.250%, 9/01/27	9/17 at 100.00	N/R	5,966,580

2,855	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,242,745

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,155	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	$815,211

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	498,434

2,460	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13	No Opt. Call	N/R	2,236,878

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,435	5.250%, 6/15/27	6/17 at 100.00	BB	5,428,116
13,120	5.375%, 6/15/37	6/17 at 100.00	BB	10,552,285

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
7,300	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	6,622,560
24,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	22,148,647

610	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	573,193

357	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	274,997

7,500	Madeira Community Development District, Florida, Special Assessment Revenue, Series 2007B, 5.250%, 11/01/14	No Opt. Call	N/R	6,602,550

3,975	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	3,641,537

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14	No Opt. Call	N/R	3,888,028

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	825,027

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/08 at 100.00	BB+	1,001,880

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/08 at 100.00	BB+	310,629

1,265	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	1,215,361

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 12.624%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF)	10/18 at 100.00	AAA	2,946,790

10,000	Miami-Dade County Educational Facilities Authority, Florida University of Miami Issue, Revene Bonds, Series 2008A, 5.500%, 4/01/38	4/16 at 100.00	A2	10,073,800

395	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	361,658

3,560	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,288,942

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,059,385

3,334	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/08 at 100.00	N/R	3,338,308

3,790	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	2,806,912

1,295	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	980,160

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16	No Opt. Call	N/R	2,034,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$8,150	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	$5,916,656

2,120	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	2,178,046

4,755	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,874,517

3,645	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	2,510,785

1,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	931,370

5,995	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	4,602,421

960	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36	5/17 at 100.00	N/R	728,976

9,315	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	7,889,898

2,950	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	2,170,168

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
950	5.875%, 5/01/22	5/17 at 100.00	N/R	849,158
2,305	6.000%, 5/01/37	5/17 at 100.00	N/R	1,959,780

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	932,496

2,700	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,394,657

4,860	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,963,281

5,050	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	5,187,007

1,985	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	1,623,611

9,030	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	7,714,148

3,000	Ridgewood Trails Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.650%, 5/01/38	5/17 at 100.00	N/R	2,317,830

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
3,240	5.125%, 11/01/13	No Opt. Call	N/R	2,921,767
11,400	5.450%, 5/01/37	5/16 at 100.00	N/R	8,546,010

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	4,061,182
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	1,909,369
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	2,157,223

1,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	1,340,880

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	7,574,200

	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Tender Option Bond Trust 1122:
500	12.105%, 5/01/36 (IF)	5/18 at 100.00	AA–	404,800
2,500	12.105%, 5/01/36 (IF)	5/18 at 100.00	AA–	2,024,000

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,110	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R	$2,039,610

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida, Series 2008, Trust 08-1030:
1,865	12.641%, 8/15/24 (IF)	8/17 at 100.00	AA–	1,783,835
3,355	12.662%, 8/15/25 (IF)	8/17 at 100.00	AA–	3,143,165

8,985	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 9.274%, 8/15/33 (IF)	8/17 at 100.00	AA–	6,128,758

6,250	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749, 10.780%, 8/15/29 (IF)	8/17 at 100.00	AA–	4,369,750

7,385	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	6,000,682

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,750	5.000%, 1/01/16	No Opt. Call	N/R	2,515,425
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	1,939,176
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	6,630,170

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
440	6.000%, 5/01/24	5/14 at 101.00	N/R	437,958
500	6.125%, 5/01/34	5/14 at 101.00	N/R	498,655

38,955	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	32,593,259

	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
850	6.550%, 5/01/27	5/18 at 100.00	N/R	846,711
14,620	6.650%, 5/01/40	5/18 at 100.00	N/R	14,550,994

10,935	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	8,354,449

2,000	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	1,738,760

1,590	Valencia Acres Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/35	5/15 at 101.00	N/R	1,516,240

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12	No Opt. Call	N/R	1,419,619
1,000	5.350%, 5/01/17	No Opt. Call	N/R	866,920
1,500	5.550%, 5/01/39	5/17 at 100.00	N/R	1,131,075

3,180	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,444,402

4,600	Waterstone Community Development District, Florida, Capitol Improvement Revenue Bonds, Series 2007B, 5.500%, 5/01/18	No Opt. Call	N/R	4,021,688

2,555	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	1,835,129

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,480	6.000%, 5/01/23	5/13 at 101.00	N/R	1,321,892
9,225	6.125%, 5/01/35	5/13 at 101.00	N/R	7,923,537
629,534	Total Florida			518,004,095
	Georgia – 2.2%

10,560	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, Catholic Health East Issue, 2.708%, 11/15/32 (UB)	11/17 at 100.00	A	8,025,600

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,390	7.750%, 12/01/14 (Pre-refunded 12/01/11)	12/11 at 101.00	AAA	1,562,026
1,400	7.900%, 12/01/24 (Pre-refunded 12/01/11)	12/11 at 101.00	AAA	1,639,582

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$2,000	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	$1,966,060

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,181,175
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	1,777,920

1,230	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	1,083,827

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	2,274,471

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	247,578
595	5.400%, 12/01/15	12/08 at 102.00	BB+	584,968
890	5.250%, 12/01/22	12/08 at 102.00	BB+	804,898
95	5.375%, 12/01/28	12/08 at 102.00	BB+	84,150

5,115	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	9/08 at 102.00	B2	4,117,166

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB	3,162,429
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB	2,785,431

3,000	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21	12/12 at 101.00	B–	2,138,760

17,020	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (8)	7/10 at 100.00	B	15,081,082

3,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	3,311,035

6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	5,865,777

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	828,045

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
3,300	5.000%, 7/01/27	7/17 at 100.00	N/R	2,704,713
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	6,272,240
19,900	5.125%, 7/01/42	7/17 at 100.00	N/R	15,250,564

1,435	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,521,545

1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	850,350

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2008A:
2,000	6.250%, 7/15/33 (9)	No Opt. Call	A	1,813,240
16,000	6.375%, 7/15/38 (9)	No Opt. Call	A	14,641,120

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	877,890
119,510	Total Georgia			102,453,642
	Hawaii – 0.4%

18,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific Academy Project, Series 2007, 6.375%, 3/01/34	No Opt. Call	N/R	16,101,000

4,310	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,678,111
22,310	Total Hawaii			19,779,111

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho – 0.4%

$1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	$968,240

6,100	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	4,926,360

8,550	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	BBB–	7,093,764

3,620	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB	3,570,044
19,270	Total Idaho			16,558,408
	Illinois – 6.9%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	7,624,470

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,648,640

3,980	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	3,476,689

4,000	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	3,745,120

945	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	A	829,351

4,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	4,052,720

7,320	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation Project, GNMA/FHA Guaranteed, 5.270%, 6/20/48 (Alternative Minimum Tax) (UB)	12/17 at 102.00	AAA	6,379,234

1,170	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,175,955

2,500	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,076,925

	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006:
1,500	5.850%, 5/01/26	5/14 at 102.00	N/R	1,440,525
2,475	6.000%, 5/01/41	5/14 at 102.00	N/R	2,318,852

5,000	Gilberts, Illinois. Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16	No Opt. Call	N/R	3,754,450

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	3,821,142

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BBB–	833,221

27,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	12/08 at 100.00	Baa3	26,003,160

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB	3,693,015

2,500	Illinois Finance Authority, General Revenue Bonds, Northwestern University, Series 2006, Residuals Series 1489, 12.580%, 12/01/42 (IF)	12/15 at 100.00	AAA	2,495,200

39,500	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	39,481,040

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	3,896,000

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2008-1098:
1,500	13.259%, 8/15/33 – AGC Insured (IF)	8/18 at 100.00	AAA	1,111,890
1,625	13.259%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	1,028,430
2,500	13.259%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	1,582,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	$855,480

5,100	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R	4,035,273

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,470	5.000%, 8/15/26	8/16 at 100.00	N/R	5,301,777
7,635	5.100%, 8/15/31	8/16 at 100.00	N/R	6,027,222

20,445	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	19,088,065

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call	N/R	465,820
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,488,635
2,500	5.750%, 5/15/38	5/17 at 100.00	N/R	2,103,975
350	5.400%, 5/15/38	5/12 at 100.00	N/R	273,273

9,045	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	8,051,769

10,750	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,969,623

	Illinois Finance Authority, Revenue Bonds, Sedgebrook Inc. Facility, Series 2007A:
3,750	6.000%, 11/15/27	11/17 at 100.00	N/R	3,450,563
5,000	6.000%, 11/15/42	11/17 at 100.00	N/R	4,390,350

4,410	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Tender Option Bond Trust 2711, 15.284%, 8/01/37 (IF)	8/17 at 100.00	A–	4,243,699

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000:
30	6.000%, 5/15/10	No Opt. Call	Baa3	31,244
100	6.350%, 5/15/15	5/10 at 101.00	Baa3	102,964

5,250	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32	5/12 at 100.00	Baa3	4,759,178

	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998:
30	5.375%, 11/15/08	No Opt. Call	BB+	29,956
1,750	5.500%, 11/15/19	11/08 at 102.00	N/R	1,573,145

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,636,764

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Pre-refunded 11/01/09) (Alternative Minimum Tax)	11/09 at 100.00	Aaa	317,469

19,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	19,183,160

	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
4,260	5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	BB–	3,654,867
3,000	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	BB–	2,491,230
9,425	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	BB–	7,853,947

10,902	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	7/18 at 100.00	N/R	8,921,545

3,429	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,435,961

2,870	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R	2,792,252

4,880	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,287,714

5,831	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	5,151,397

5,947	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	5,262,619

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,018	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	$1,941,639

3,294	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	3,122,119

3,750	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,161,175

(10) –	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	193

2,900	Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	10/08 at 100.00	N/R	2,527,379

	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,935	6.950%, 1/01/21 (WI/DD, Settling 12/10/08)	1/18 at 100.00	N/R	2,914,308
2,000	6.950%, 1/01/25 (WI/DD, Settling 12/10/08)	1/18 at 100.00	N/R	1,969,500

4,491	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	3,942,829

2,600	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	2,368,548

1,150	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	1,071,766

6,335	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	5,730,641

3,159	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,187,621

2,400	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	2,093,952

7,450	Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,418,846

3,844	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	3,287,389

3,763	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,171,720
344,973	Total Illinois			315,608,790
	Indiana – 1.9%

2,285	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	2,399,364

1,500	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	BB+	1,228,680

5,340	Fort Wayne, Indiana, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 6.200%, 10/15/25	12/12 at 101.00	B–	3,666,978

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
5,570	5.000%, 8/01/24	8/16 at 100.00	Baa2	5,164,281
6,865	5.125%, 8/01/29	8/16 at 100.00	Baa2	6,231,498
5,905	5.250%, 8/01/36	8/16 at 100.00	Baa2	5,220,788

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 13.014%, 10/15/19 (IF)	No Opt. Call	Aa2	3,476,250

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB	1,938,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Series 2842:
$2,500	12.015%, 11/15/39 (IF)	11/16 at 100.00	Aa1	$2,117,250
3,100	12.012%, 11/15/39 (IF)	11/16 at 100.00	Aa1	2,625,390

6,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	5,217,900

1,130	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (8)	12/09 at 100.00	B2	903,220

1,245	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (8)	4/09 at 102.00	B2	984,633

195	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (8)	4/10 at 101.00	B2	176,356

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2	1,747,760

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa1	868,934

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,368,139

3,758	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	2,903,318

6,750	Saint Joseph County Hospital Authority, Indiana, Memorial Health System of South Bend Revenue Bonds, Trust K90W, 2.474%, 8/15/46 (IF)	8/17 at 100.00	AA–	—

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB–	2,824,428
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB–	2,168,400

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,221,611

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
230	5.550%, 5/15/19	5/11 at 100.00	N/R	211,710
250	6.000%, 5/15/26	5/16 at 100.00	N/R	230,840
265	5.700%, 5/15/28	5/11 at 100.00	N/R	231,875
270	6.000%, 5/15/38	5/16 at 100.00	N/R	235,607

	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	1,728,240
14,000	5.750%, 9/01/42	9/17 at 100.00	N/R	12,001,640
14,000	5.800%, 9/01/47	9/17 at 100.00	N/R	11,965,940

5,055	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	5,160,296
105,873	Total Indiana			87,220,246
	Iowa – 0.7%

7,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	6,532,260

6,295	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2007, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA–	5,620,931

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	300,654
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	811,060

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,055	5.500%, 6/01/42	6/15 at 100.00	BBB	820,959
10,255	5.625%, 6/01/46	6/15 at 100.00	BBB	8,089,144

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	$3,930,075

3,260	Palo Alto County, Iowa, Critical Access Hospital Revenue Bonds, Palo Alto County Hospital Project, Series 2006, 5.125%, 8/01/36	8/16 at 100.00	N/R	2,857,488

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	1,940,850

1,275	Washington County Hospital, Iowa, Revenue Bonds, Washington County Hospital Project, Series 2006, 5.500%, 7/01/32	7/16 at 100.00	N/R	1,149,017
37,240	Total Iowa			32,052,438
	Kansas – 0.7%

8,745	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	7,694,376

	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A:
1,670	5.750%, 9/01/29	9/17 at 100.00	N/R	1,547,956
450	5.750%, 9/01/37	9/17 at 100.00	N/R	411,858

1,250	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	966,088

	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A:
1,000	5.050%, 9/01/26	9/14 at 100.00	N/R	876,940
1,500	5.150%, 9/01/31	9/14 at 100.00	N/R	1,271,400

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	856,020
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	3,359,719

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	1,908,165

2,470	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax)	6/11 at 102.00	N/R	2,185,456

14,970	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	B–	10,079,151
40,625	Total Kansas			31,157,129
	Kentucky – 0.3%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/10 at 100.00	BB–	493,480
2,000	5.850%, 10/01/17	10/08 at 102.00	BB–	1,913,180
6,390	5.875%, 10/01/22	10/08 at 102.00	BB–	5,852,793

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,501,847
1,550	5.625%, 12/01/31	12/13 at 100.00	N/R	1,354,592

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	961,730

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,044,015
15,235	Total Kentucky			14,121,637
	Louisiana – 4.1%

2,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+	2,011,460

12,695	Carter Marina Community Development District, Louisiana, Special Assessment Bonds, Series 2007, 6.250%, 10/01/22	10/12 at 100.00	N/R	12,004,265

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	10/08 at 100.00	N/R	$1,831,690

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	10/08 at 100.00	N/R	12,682,607

1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	11/08 at 100.00	N/R	1,338,293

10,455	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17	11/08 at 100.00	N/R	9,207,509

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	89,688

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/09 at 101.00	B2	784,979

4,955	Greystone Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2008, 7.375%, 6/01/38	6/18 at 102.10	N/R	4,820,571

9,255	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2005, 5.950%, 9/01/20	10/08 at 100.00	N/R	8,516,636

25,750	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	24,334,780

2,240	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	2,115,837

6,994	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17	No Opt. Call	N/R	6,258,581

15,250	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+	14,882,170

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	9,843,623

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	2,293,267

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	646,448

27,475	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (5) (7)	No Opt. Call	AA	28,132,752

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,969,540

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	5,395,798

1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	876,729

10,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	A–	8,445,600

2,955	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	2,474,753

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	901,340
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	822,216

5,505	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R	5,526,635

8,580	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	7,733,068

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	11/08 at 100.00	BBB–		$145,716

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R		1,941,554
196,839	Total Louisiana				186,028,105
	Maryland – 1.8%

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R		429,475

6,800	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1		5,947,008

1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R		809,160

	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849:
675	9.722%, 7/01/37 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2		258,275
3,220	9.722%, 1/01/49 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2		1,232,069

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2		5,895,580

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,250	9.484%, 9/01/42 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2		555,376
2,510	9.573%, 3/01/48 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2		1,127,290

41,800	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R		31,191,578

2,400	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R		1,857,792

3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	10/08 at 100.00	N/R		3,399,605

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R		699,075
6,260	5.500%, 7/01/38	1/17 at 100.00	N/R		5,046,624

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R	(6)	25,663
800	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R	(6)	883,568

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
2,160	5.250%, 1/01/27	1/17 at 100.00	N/R		1,811,203
4,345	5.300%, 1/01/37	1/17 at 100.00	N/R		3,445,542

1,400	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R		1,350,230

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
710	5.375%, 7/01/14	1/09 at 100.00	B3		624,303
18,435	5.300%, 7/01/24	1/09 at 100.00	B3		14,143,885
105,880	Total Maryland				80,733,301
	Massachusetts – 1.8%

12,575	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		10,942,514

4,175	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		3,638,805

830	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		849,829

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$2,670	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	$2,527,182

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB	846,467

845	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	863,429

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
3,630	5.250%, 10/01/26	10/12 at 102.00	BB–	3,163,944
850	5.250%, 10/01/37	10/12 at 102.00	BB–	700,808

3,800	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.500%, 1/15/38	1/18 at 100.00	N/R	3,611,710

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
290	5.700%, 7/01/15	1/09 at 101.00	BBB	294,266
1,515	5.625%, 7/01/20	1/09 at 101.00	BBB	1,467,035
230	5.750%, 7/01/28	1/09 at 101.00	BBB	215,991

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
180	6.500%, 7/01/12	No Opt. Call	BBB	188,141
430	6.250%, 7/01/22	7/12 at 101.00	BBB	433,221

14,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Issue, 2.698%, 11/15/32 (UB)	11/17 at 100.00	A1	10,640,000

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,642,060

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D:
8,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	7,108,400
6,665	5.375%, 7/01/35	7/15 at 100.00	BBB–	5,831,475

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB–	843,482

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB–	2,353,584
5,650	6.375%, 7/01/34	7/14 at 100.00	BB–	5,477,788

7,415	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	6,419,166

11,780	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Saints Memorial Medical Center, Series 1993A, 6.000%, 10/01/23	10/08 at 100.00	Ba1	11,353,328

95	Massachusetts Industrial Finance Agency, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	10/08 at 100.00	Caa1	92,040
91,790	Total Massachusetts			81,504,665
	Michigan – 3.7%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
1,750	6.000%, 11/01/28	11/18 at 100.00	BBB–	1,720,635
2,000	6.000%, 11/01/37	11/18 at 100.00	BBB–	1,918,760

560	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	576,727

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	890,558

2,460	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/09 at 100.00	BB+	2,393,924

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	$1,646,345

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	2,103,468
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	1,223,400
2,840	5.250%, 11/01/36	11/16 at 100.00	BB+	2,264,900

1,210	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,211,984

875	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	882,709

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	1,067,088
500	5.750%, 11/01/30	11/15 at 100.00	BB	433,245
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	2,056,788

7,395	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB–	6,304,311

100	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	89,634

1,110	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	750,460

2,000	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	1,815,600

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
2,825	4.875%, 8/15/27	8/17 at 100.00	N/R	2,157,170
4,850	5.000%, 8/15/38	8/17 at 100.00	N/R	3,443,112

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	939,910
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,410,540

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BBB	169,340
3,500	6.250%, 7/01/40	7/15 at 100.00	BBB	3,378,060

500	Meridian, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007 A1, 5.250%, 7/01/26	7/12 at 100.00	N/R	452,525

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2007, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax) (UB)	7/15 at 100.00	AAA	6,493,836

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,300	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,344,941
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	2,996,193
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	10,874,307

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
800	7.250%, 10/01/11	10/09 at 102.00	Ba1	832,536
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	774,968

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	1,051,848

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
950	6.000%, 2/01/16	No Opt. Call	BB	935,674
1,055	6.375%, 2/01/26	2/16 at 100.00	BB	986,541
2,855	6.500%, 2/01/36	2/16 at 100.00	BB	2,606,044

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
$770	5.125%, 8/15/18	8/08 at 101.00	BB–		$710,587
2,645	5.250%, 8/15/23	8/08 at 101.00	Ba3		2,327,177
5,170	5.250%, 8/15/28	8/08 at 101.00	BB–		4,372,321

19,570	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	8/08 at 100.00	BB–		17,752,730

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
790	6.625%, 1/01/16	10/08 at 100.00	Ba3		789,889
505	6.700%, 1/01/26	10/08 at 100.00	Ba3		492,769

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25	5/15 at 100.00	BBB		213,638
680	5.000%, 5/15/30	5/15 at 100.00	BBB		584,569
5,100	5.000%, 5/15/37	5/15 at 100.00	BBB		4,188,783

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R		9,815,913

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R		1,908,428
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R		9,277,184

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
90	6.375%, 8/15/09	8/08 at 100.00	BB–		90,072
2,460	6.250%, 8/15/13	8/08 at 100.00	BB–		2,461,648
8,360	6.500%, 8/15/18	8/08 at 100.00	BB–		8,361,839

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
1,405	6.000%, 2/01/14	8/08 at 100.00	BBB–		1,406,026
3,030	6.000%, 2/01/24	8/08 at 100.00	BBB–		3,029,727

305	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	10/08 at 100.00	Caa1		234,399

9,450	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	9/08 at 100.00	B–		6,927,890

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	Baa3		2,524,731

2,625	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30 (Pre-refunded 6/01/10)	6/10 at 102.00	N/R	(6)	2,896,609

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
7,875	6.000%, 8/01/13 (11)	8/08 at 100.00	C		515,813
5,050	6.000%, 8/01/18 (11)	8/08 at 100.00	C		330,775
4,320	6.000%, 8/01/23 (11)	8/08 at 100.00	C		282,960

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
450	4.750%, 11/01/11	No Opt. Call	BB+		445,239
1,070	5.000%, 11/01/15	No Opt. Call	BB+		1,028,687
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+		1,559,700
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+		4,184,836
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+		3,133,613
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+		4,900,068
202,630	Total Michigan				166,946,701

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.5%

	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006:
$830	5.500%, 2/01/18	2/16 at 100.00	N/R	$801,149
905	5.500%, 2/01/19	2/16 at 100.00	N/R	863,687
2,130	5.500%, 2/01/24	2/16 at 100.00	N/R	1,979,856
3,380	5.600%, 2/01/32	2/16 at 100.00	N/R	2,977,408

1,400	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38 (WI/DD, Settling 8/13/08)	8/16 at 102.00	N/R	1,391,250

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,380,520

2,450	Elk River, Minnesota, Multifamily Housing Revenue Bonds, Birchwood Court Apartments, Series 2007, 5.750%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	2,119,348

1,000	Eveleth, Minnesota, Health Care Revenue Bonds, Arrowhead Senior Living Community, Series 2007, 5.200%, 10/01/27	4/14 at 101.00	N/R	845,530

	Inver Grove Heights, Minnesota, Revenue Bonds, Presbyterian Homes Care Centers, Series 2006:
965	5.375%, 10/01/26	10/13 at 101.00	N/R	919,963
525	5.500%, 10/01/33	10/13 at 101.00	N/R	491,405

2,000	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,586,860

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
600	5.200%, 2/01/22	2/14 at 100.00	N/R	558,270
50	5.350%, 2/01/30	2/14 at 100.00	N/R	43,994

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–	2,876,850
1,500	5.375%, 11/01/31	11/16 at 100.00	BBB–	1,399,125

685	Northfield Housing and Redevelopment Authority, Minnesota, Northfield Retirement Center Project Revenue Bonds, Series 2006A, 5.125%, 12/01/21	12/13 at 101.00	N/R	627,227

	Pine City, Minnesota, Lease Revenue Bonds, Lakes International Language Academy, Series 2006A:
500	6.000%, 5/01/26	5/14 at 102.00	N/R	465,630
400	6.250%, 5/01/35	5/14 at 102.00	N/R	357,936

	Prior Lake Economic Development Authority, Minnesota, Senior Housing Revenue Bonds, Shepherds Path Project, Series 2006B:
1,500	5.700%, 8/01/36	8/16 at 100.00	N/R	1,357,755
1,000	5.750%, 8/01/41	8/16 at 100.00	N/R	905,460

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,325,239

1,000	Rochester, Minnesota, Health Care & Housing Revenue Bonds, Madonna Meadows of Rochester, Series 2007A, 5.300%, 4/01/37	4/14 at 101.00	N/R	860,350

500	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.050%, 10/01/27	10/17 at 100.00	N/R	422,115

4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	3,291,680

2,115	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	1,923,677

1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	810,450

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB	86,210

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,611,424

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
$500	6.625%, 12/01/23	6/14 at 102.00	N/R	$503,580
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,102,150

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	364,184
1,000	6.000%, 9/01/36	9/14 at 102.00	N/R	897,410

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,103,509

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	1,934,468

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	710,375
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	990,560

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
3,945	6.000%, 11/15/25	11/15 at 100.00	Baa3	3,938,254
3,000	6.000%, 11/15/35	11/15 at 100.00	Baa3	2,961,990

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB	2,604,150
2,800	5.875%, 5/01/30	5/15 at 100.00	BB	2,672,544

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	8,068,513

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,296,255
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	665,600
71,990	Total Minnesota			67,093,910
	Mississippi – 0.0%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	Ba3	277,782

1,397	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,237,838
1,697	Total Mississippi			1,515,620
	Missouri – 2.4%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	242,188
600	5.625%, 3/01/25	3/16 at 100.00	N/R	563,646

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	2,586,570
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	4,682,804

	Broadway-Fairview Transportation Development District, Missouri, Transportation Sales Tax Revenue, Columbia, Series 2006A:
675	5.875%, 12/01/31	12/16 at 100.00	N/R	486,034
475	6.125%, 12/01/36	12/16 at 100.00	N/R	336,742

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	8,262,922
3,165	5.875%, 4/01/30	4/16 at 100.00	N/R	2,732,756

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R	183,784

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
$590	5.000%, 6/01/20	6/16 at 100.00	N/R	$536,505
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,486,100

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	6,144,849

2,480	Joplin Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Leased Housing Association, Series 2007A, 5.850%, 7/01/22 (Alternative Minimum Tax)	7/17 at 100.00	N/R	2,376,311

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,485	5.150%, 6/01/16	6/14 at 102.00	N/R	2,384,407
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,656,080

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AA	5,633,917

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,110,916
1,650	5.350%, 6/15/32	6/15 at 103.00	N/R	1,346,829

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
3,950	7.000%, 12/15/15 (Alternative Minimum Tax)	12/10 at 102.00	N/R	3,754,712
8,710	6.875%, 12/15/20 (Alternative Minimum Tax)	12/10 at 102.00	N/R	7,880,373
14,585	7.200%, 12/15/28 (Alternative Minimum Tax)	12/10 at 102.00	N/R	13,331,128
26,535	7.250%, 12/15/35 (Alternative Minimum Tax)	12/10 at 102.00	N/R	24,050,263

1,680	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/08 at 100.00	N/R	1,476,854

2,431	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/08 at 100.00	N/R	2,279,500

2,700	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	2,643,111

1,691	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,472,844

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	2,067,606

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	463,870
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	894,950

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,802,940

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	582,923

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	828,100
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	1,954,075
124,237	Total Missouri			110,236,609
	Montana – 0.9%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	BB–	9,251,713

31,989	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	30,215,210
41,799	Total Montana			39,466,923

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 1.7%

$7,810	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	10/08 at 100.00	BB+	$6,683,017

	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A:
5,920	5.600%, 10/01/30 (Alternative Minimum Tax)	10/08 at 100.00	BB+	5,043,070
195	5.600%, 10/01/30 – ACA Insured (Alternative Minimum Tax)	10/08 at 100.00	N/R	166,115

15,425	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	11/08 at 100.00	BB+	13,594,361

100	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 – FGIC Insured (Alternative Minimum Tax)	12/14 at 100.00	BBB–	78,145

9,745	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax) (UB)	10/15 at 100.00	AA	7,409,026

7,480	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/08 at 100.00	BB+	6,624,512

1,265	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	1,188,948

	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D:
25	5.300%, 10/01/11	10/08 at 100.00	BB+	24,614
685	5.450%, 10/01/23	10/08 at 100.00	BB+	600,320

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,000	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AA	1,310,220
1,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	663,430

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23	1/10 at 102.00	N/R	288,430
41,800	7.375%, 1/01/40	1/10 at 102.00	N/R	12,045,088

1,620	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,276,106

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	1,036,580

3,120	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	2,640,362

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
560	6.000%, 8/01/27	4/15 at 102.00	N/R	501,917
2,790	6.150%, 8/01/37	4/15 at 102.00	N/R	2,428,472

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,975,050

2,500	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.500%, 9/01/20	9/18 at 100.00	N/R	2,411,800

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
3,500	6.500%, 6/15/20	6/18 at 100.00	Ba2	3,377,815
8,200	6.750%, 6/15/28	6/18 at 100.00	Ba2	7,824,686
120,115	Total Nevada			79,192,084
	New Hampshire – 0.1%

4,450	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	BBB+	3,866,694

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	184,104
4,650	Total New Hampshire			4,050,798

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 1.3%

$10,000	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 6/11/09 (12)	No Opt. Call	N/R	$3,947,000

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB+	2,350,838

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/08 at 101.00	N/R	903,570

50	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%, 4/01/09	No Opt. Call	B–	48,442

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	10/08 at 100.00	Ba1	2,164,698

400	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/08 at 100.00	CCC+	184,672

3,040	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/09 at 101.00	BB+	2,522,440

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/10 at 100.00	B3	220,215

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,085	6.625%, 9/15/12 (Alternative Minimum Tax)	No Opt. Call	B	988,522
2,070	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	1,636,045
13,045	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	9,999,906
27,320	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	19,660,292

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,205,055
2,430	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,906,870

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	1,959,780

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	520,026
765	5.500%, 7/01/33	7/13 at 100.00	Ba2	620,208

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,000	6.750%, 10/01/11 (Alternative Minimum Tax)	10/08 at 100.00	N/R	991,210

8,780	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/29	6/17 at 100.00	BBB	6,773,507
80,345	Total New Jersey			58,603,296
	New Mexico – 0.4%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,435,123
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,410,762

5,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 1996C, 6.300%, 12/01/16	12/08 at 100.00	Baa3	4,926,100

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	Baa3	810,950

4,975	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico – San Juan Project, Series 1997A, 5.800%, 4/01/22	10/08 at 100.00	Baa3	4,828,536

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	1,050,466
500	5.750%, 9/01/21	9/16 at 100.00	N/R	458,395
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R	3,020,815
19,065	Total New Mexico			17,941,147

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 1.5%

$500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	$438,040

	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
1,000	5.500%, 7/01/11	No Opt. Call	Ba2	1,009,180
1,535	5.750%, 7/01/12	7/11 at 101.00	Ba2	1,574,864
1,550	5.750%, 7/01/13	7/11 at 101.00	Ba2	1,586,394
1,755	5.750%, 7/01/15	7/11 at 101.00	Ba2	1,777,569
905	5.750%, 7/01/16	7/11 at 101.00	Ba2	915,046
9,360	5.500%, 7/01/30	7/11 at 101.00	Ba2	8,543,340

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	A	512,950

4,020	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.150%, 8/01/16	No Opt. Call	N/R	3,796,126

62,000	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, 3rd Subordinate Series 2005D, 0.000%, 6/01/55	6/15 at 7.17	N/R	1,161,880

11,400	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	9,701,742

1,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	B2	1,182,850

1,280	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	B2	1,211,238

1,025	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	977,256

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
8,000	6.250%, 3/01/15	3/09 at 103.00	N/R	7,865,600
13,390	6.500%, 3/01/35	3/09 at 103.00	N/R	13,167,860

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	8/08 at 101.00	CCC+	90,328
430	5.400%, 7/01/20 (Alternative Minimum Tax)	8/08 at 101.00	CCC+	194,235

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	10/08 at 100.00	CCC+	1,040,961

2,180	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/08 at 102.00	BB+	1,293,699

95	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB+	78,321

1,000	New York City Industrial Development Authority, New York, JetBlue,, 5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	587,190

10	New York City, New York, Industrial Development Agency Revenue Bonds, Harlem Auto Mall Empowerment Zone General Motors Project, Series 2004, 5.125%, 12/30/23 – MBIA Insured (Alternative Minimum Tax)	7/14 at 100.00	B–	6,171

3,500	New York Liberty Development Corporation, Revenue Bonds, National Sports Museum, 2006A, 6.125%, 2/15/19	2/16 at 100.00	N/R	3,126,550

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,925	6.750%, 10/01/19 (Alternative Minimum Tax)	10/08 at 100.00	N/R	1,925,674

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	86,488

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/10 at 100.00	N/R	991,620

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998C:
$1,500	6.150%, 3/01/15	3/10 at 100.00	N/R		$1,487,430
1,600	6.200%, 3/01/20	3/10 at 100.00	N/R		1,519,344
135,315	Total New York				67,849,946
	North Carolina – 1.8%

	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas Health Care System Revenue Bonds, Series 2008, Trust 1149:
4,250	12.043%, 1/15/39 (IF)	1/18 at 100.00	AA–		3,682,455
2,495	12.043%, 1/15/47 (IF)	1/18 at 100.00	AA–		1,915,362

25,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Series 2007-1006, 5.000%, 1/15/45 (Pre-refunded 1/15/15) (UB)	1/15 at 100.00	AA–	(6)	26,932,500

6,845	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R		5,340,127

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R		4,970,680

	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, Trust 1076:
4,000	12.445%, 10/01/44 (IF)	10/16 at 100.00	AA+		4,159,280
4,250	12.445%, 10/01/44 (IF)	10/16 at 100.00	AA+		4,419,235

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Trust 1076:
3,660	12.438%, 10/01/41 (IF)	10/15 at 100.00	AA+		3,808,303
3,665	12.445%, 10/01/44 (IF)	10/16 at 100.00	AA+		3,810,940

5,350	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R		5,101,814

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R		3,519,636
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R		1,480,083

11,000	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36 (UB)	11/16 at 100.00	Aa3		9,717,840

	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Series 2005C:
750	5.250%, 10/01/24	10/15 at 100.00	N/R		695,160
1,600	5.500%, 10/01/32	10/15 at 100.00	N/R		1,435,680
83,820	Total North Carolina				80,989,095
	North Dakota – 0.2%

2,000	Burleigh County Industrial Development Authority, North Dakota, The Missouri Slope Lutheran Care Center, Series 2006, 5.375%, 11/01/28	11/15 at 100.00	N/R		1,646,080

	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006:
2,765	5.125%, 12/01/21	12/15 at 100.00	N/R		2,377,043
1,750	5.200%, 12/01/26	12/15 at 100.00	N/R		1,453,305
3,000	5.300%, 12/01/34	12/15 at 100.00	N/R		2,409,900

	Lincoln Municipal Industrial Development Act Revenue Bonds, North Dakota, Missouri Slope Lutheran Care Center, Series 2006:
640	5.250%, 11/01/26	11/15 at 100.00	N/R		527,226
2,840	5.350%, 11/01/41	11/15 at 100.00	N/R		2,189,498

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

$355	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	10/08 at 100.00	N/R	$353,108
13,350	Total North Dakota			10,956,160
	Ohio – 4.6%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/10 at 100.00	B–	491,895
1,270	5.800%, 1/01/18	1/10 at 100.00	B–	1,167,981

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	954,305

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,850	5.875%, 6/01/30	6/17 at 100.00	BBB	1,600,176
19,895	5.750%, 6/01/34	6/17 at 100.00	BBB	16,470,275
12,000	6.500%, 6/01/47	6/17 at 100.00	BBB	10,708,680
49,845	5.875%, 6/01/47	6/17 at 100.00	BBB	40,496,072

500	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	469,355

13,915	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13	No Opt. Call	B–	12,305,730

16,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center Project, 5.250%, 8/15/46 (UB)	8/16 at 100.00	A	15,176,370

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	887,470
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	800,770

4,440	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	3,795,090

1,180	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1999, 5.650%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	770,717

1,500	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	B+	1,391,640

3,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	3,592,406

2,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,203,630

470	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	Caa1	313,993

7,965	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	Caa1	5,435,874

38,020	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Ba1	23,856,409

7,060	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	B–	5,576,482

7,355	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	B–	4,854,668

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	3,105,767
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	10,409,630

8,185	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	7,533,965

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	$469,245

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/08 at 103.00	BB+	53,680

2,400	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,275,608

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	10,941,483
18,400	6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	16,548,040

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27	7/17 at 102.00	N/R	4,533,150
253,945	Total Ohio			209,190,556
	Oklahoma – 1.6%

	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
2,780	5.500%, 9/01/25	9/16 at 100.00	BBB	2,652,537
5,210	5.375%, 9/01/29	9/16 at 100.00	BBB	4,817,218
6,710	5.375%, 9/01/36	9/16 at 100.00	BBB	5,977,469

6,715	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	6,545,111

4,200	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Tender Option Bond Trust 1186, 13.042%, 8/15/38 (IF)	8/18 at 100.00	AA–	4,074,336

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB	1,714,540

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,964,516
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	3,177,362

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
610	5.000%, 5/15/18	5/14 at 100.00	BBB+	601,606
450	5.000%, 5/15/19	5/14 at 100.00	BBB+	438,260

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	12/08 at 100.00	B–	763,245

16,760	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/08 at 100.00	B–	13,252,300

25	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B–	24,768

22,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa2	20,022,420

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	1,832,076
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,260,457
79,540	Total Oklahoma			71,118,221
	Oregon – 0.6%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,566,890

18,000	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.250%, 7/01/29 (Alternative Minimum Tax)	5/16 at 101.00	BBB	14,935,320

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/08 at 100.00	N/R	380,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oregon (continued)
$130	5.000%, 10/01/21	10/08 at 100.00	N/R		$98,722
735	5.350%, 10/01/31	10/08 at 100.00	N/R		520,498

4,205	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (8)	8/08 at 100.00	B		3,717,094

2,710	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/09 at 100.00	B2		2,223,772

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	10/08 at 100.00	B		475,295

3,350	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R		2,840,834
33,130	Total Oregon				27,759,405
	Pennsylvania – 2.9%

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3		2,272,062

5,185	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		6,055,873

8,750	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB–		8,463,875

5,200	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R		4,799,132

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/08 at 102.00	BB+		22,579

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R		2,791,366
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R		4,435,357
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R		10,668,584

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R	(6)	1,735,545

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30	10/18 at 100.00	BBB		1,007,850

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
14,100	6.100%, 7/01/13	1/09 at 101.00	BB+		14,078,427
110	6.200%, 7/01/19	1/09 at 101.00	BB+		110,339

2,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – FSA Insured	12/18 at 100.00	AAA		1,976,960

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
4,475	5.875%, 7/01/31	7/16 at 100.00	N/R		4,108,945
2,455	5.900%, 7/01/40	7/16 at 100.00	N/R		2,204,860

13,500	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Series 2007, Drivers 1829, 3.222%, 5/01/37 (IF)	5/17 at 100.00	AA		6,450,030

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R		435,910

7,135	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East Issue, 2.708%, 11/15/34 (UB)	11/17 at 100.00	A1		5,422,600

3,210	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	10/08 at 100.00	BB–		3,155,013

740	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R		763,214

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R		1,719,080

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R	$635,288

	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A:
1,250	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	Ba3	1,256,113
12,000	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	Ba3	12,058,680

7,425	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	Ba3	7,461,308

3,300	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	Ba3	3,316,137

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB	948,010

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
580	5.250%, 6/01/09	10/08 at 100.00	BB+	576,166
2,000	5.250%, 6/01/14	10/08 at 100.00	BB+	1,889,300
200	5.125%, 6/01/18	10/08 at 100.00	BB+	180,674

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
500	6.400%, 1/01/09 (Alternative Minimum Tax)	10/08 at 100.00	B+	498,405
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	10/08 at 100.00	B+	976,000
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	10/08 at 100.00	B+	1,499,805

4,900	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Colver Project, Series 2005G, 5.125%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	4,591,545

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	914,180

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	4,442,684

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,025	5.800%, 5/01/16	No Opt. Call	BB+	1,026,476
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,335,826
985	6.250%, 5/01/33	5/16 at 100.00	BB+	926,580

7,350	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, 2.708%, 11/15/34 (UB)	11/17 at 100.00	A1	5,586,000

1,000	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	844,480
149,190	Total Pennsylvania			133,641,258
	Puerto Rico – 0.1%

1,800	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,883,394

2,065	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	963,963

280	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/08 at 100.00	CCC+	130,729

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	27,112
4,175	Total Puerto Rico			3,005,198

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Rhode Island – 0.3%

	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005:
$1,180	6.750%, 1/15/13	No Opt. Call	N/R		$1,177,038
10,500	7.250%, 7/15/35	7/15 at 103.00	N/R		10,558,485

2,160	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006A-1, Residuals 1591, 7.945%, 10/01/43 – FGIC Insured (Alternative Minimum Tax) (IF)	4/16 at 100.00	A		293,717

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		1,491,891

1,400	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R		1,450,204
16,790	Total Rhode Island				14,971,335
	South Carolina – 1.7%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39	11/17 at 100.00	N/R		5,176,449

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17	No Opt. Call	N/R		14,005,001

4,650	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R		3,635,649

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20	5/16 at 101.00	N/R		3,055,414

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R		838,230
3,215	5.300%, 10/01/35	11/16 at 100.00	N/R		2,536,506

500	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 5.950%, 9/01/31	9/12 at 100.00	BBB		446,295

850	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB		804,330

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	A3		3,974,100

8,600	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	AA		6,835,452

	South Carolina Jobs and Economic Development Authority, Revenue Bonds, Wesley Commons, Series 2006:
2,500	5.125%, 10/01/26	10/16 at 100.00	N/R		2,136,850
1,500	5.300%, 10/01/36	10/16 at 100.00	N/R		1,194,945

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R		946,253
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R		821,620

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+		71,279
765	6.250%, 8/01/31	8/13 at 100.00	BBB+		773,484

4,100	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	A		3,269,135

9,905	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30 (ETM)	No Opt. Call	BBB	(6)	11,132,329

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
2,080	6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(6)	2,202,762
10,725	6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(6)	11,736,260

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$915	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/08 at 100.00	B+	$791,127
81,312	Total South Carolina			76,383,470
	South Dakota – 0.2%

10,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40 (UB)	5/17 at 100.00	AA–	9,279,300
	Tennessee – 1.6%

1,500	Bradley County, Tennessee, Industrial Development Board Revenue Bonds, Olin Corporation Project, Series 1993C, 6.625%, 11/01/17	4/12 at 103.00	Baa3	1,513,410

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,550	6.375%, 4/15/22	4/12 at 101.00	Ba2	3,698,497
19,160	6.500%, 4/15/31	4/12 at 101.00	Ba2	19,643,982

13,955	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	9/08 at 100.00	B–	10,029,319

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	1,366,380
23,000	5.500%, 11/01/46	11/17 at 100.00	N/R	20,457,350

3,750	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	AA–	3,449,738

12,550	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	10,982,505
78,965	Total Tennessee			71,141,181
	Texas – 7.7%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,527,570

775	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)	No Opt. Call	CCC+	396,157

25,750	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	11,642,090

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	9/08 at 100.00	Baa3	104,651

8,765	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001A, 9.750%, 1/01/26	1/11 at 100.00	N/R	8,497,054

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
5,000	5.750%, 1/01/24	1/17 at 100.00	BB	4,567,550
14,460	5.750%, 1/01/34	1/17 at 100.00	BB	12,714,823

11,520	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/08 at 102.00	B3	10,395,302

2,590	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa1	2,409,011

2,105	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	Caa1	1,617,840

6,800	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	Caa1	5,804,888

1,040	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities, Series 1994, 5.400%, 5/01/29 (Alternative Minimum Tax)	11/15 at 100.00	Caa1	728,374

535	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	Caa1	488,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	Caa1	$3,569,249

3,500	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax)	3/11 at 100.00	Caa1	2,166,605

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Caa1	1,417,847

5,240	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Caa1	4,810,320

1,300	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	Caa1	1,287,819

295	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB–	274,117

2,000	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	Caa1	1,980,980

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	5,371,388

1,930	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2005, 4.800%, 3/01/25	3/15 at 100.00	BBB	1,615,931

3,795	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	11/09 at 101.00	CCC+	1,752,873

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	1,239,936

6,250	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	2,825,313

2,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,917,360

1,250	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2006A, 5.125%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB	1,038,588

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	379,061
895	7.000%, 2/15/24	2/13 at 100.00	N/R	900,298
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,090,544

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,070	7.000%, 9/01/25	9/14 at 100.00	N/R	3,094,621
15,660	7.125%, 9/01/34	9/14 at 100.00	N/R	15,915,101

3,410	Fort Worth Higher Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Wesleyan University, Series 1997A, 6.000%, 10/01/16	10/08 at 100.00	Ba2	3,410,341

615	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BBB–	639,459

2,130	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Baa3	2,243,423

540	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 6.100%, 8/01/24 (Alternative Minimum Tax)	8/12 at 100.00	BBB	502,735

	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C:
4,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,353,480
1,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	838,370

50	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)	10/08 at 102.00	BBB	44,174

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R		$3,218,094

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R		649,499

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R		7,527,310

1,400	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A, 7.125%, 2/15/34 (Pre-refunded 2/15/14)	2/14 at 101.00	AAA		1,676,780

1,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–		816,900

2,560	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–		1,686,502

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
3,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–		2,828,255
1,100	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–		932,283
10,135	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–		7,728,647

12,360	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/08 at 100.00	B–		8,720,104

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/08 at 100.00	B–		2,095,365

2,820	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–		2,526,833

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R		3,835,728

320	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R		326,454

5,000	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	N/R		4,838,600

	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project:
14,000	4.550%, 5/01/30 – AMBAC Insured (Alternative Minimum Tax) (UB)	No Opt. Call	Aa3		12,173,280
16,425	4.400%, 5/01/30 – AMBAC Insured (UB)	No Opt. Call	Aa3		14,204,504

8,610	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB–		7,685,717

45,880	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, 5.750%, 1/01/38 (UB)	1/18 at 100.00	A3		44,301,269

10	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999, 5.700%, 8/15/08 (ETM)	No Opt. Call	BB–	(6)	10,015

12,000	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+		11,205,720

7,450	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+		6,974,690

715	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/10 at 101.00	Caa1		597,054

590	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Caa1		541,620

2,635	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	No Opt. Call	Caa1		2,425,017

1,245	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	Caa1		982,591

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,260	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Caa1	$1,018,937

5,755	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)	1/21 at 100.00	N/R	5,177,025

5,415	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources Project, Trust 1031, 12.658%, 2/15/36 (IF)	2/17 at 100.00	AA–	4,388,749

5,740	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R	5,528,424

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 4.794%, 12/15/26	10/08 at 100.00	A2	7,287,500

12,750	Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply Revenue Bonds, Series 2007, 3.069%, 9/15/27 (IF)	10/08 at 100.00	Aa2	8,218,140

8,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	N/R	6,264,594

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	3,805,838

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	3,791,506

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	Caa1	418,750

7,750	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	6,787,450

9,280	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	BBB+	8,119,907

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – MBIA Insured	8/16 at 100.00	AA	13,085,400
415,825	Total Texas			348,975,011
	Utah – 0.5%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	715,028

2,800	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,739,044

4,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/09 at 100.00	N/R	4,554,910

5,000	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	8/08 at 100.00	BB–	5,015,000

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,495	5.550%, 11/15/21	11/16 at 100.00	N/R	1,386,672
945	5.550%, 11/15/26	11/16 at 100.00	N/R	834,643
4,095	5.700%, 11/15/36	11/16 at 100.00	N/R	3,495,369

3,500	Toole County, Utah, Hazardous Waste Treatment Revenue Bonds, Union Pacific Corporation, Series 1992A, 5.700%, 11/01/26 (Alternative Minimum Tax)	4/12 at 100.00	BBB	3,236,275

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,531,443

1,000	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series, 6.250%, 6/15/28	6/17 at 100.00	N/R	951,390

675	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 6.000%, 7/15/37	7/15 at 102.00	N/R	601,196
26,535	Total Utah			25,060,970

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 0.0%

$1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	$948,080

625	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	631,744
1,625	Total Virgin Islands			1,579,824
	Virginia – 2.9%

1,750	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/24	1/17 at 100.00	N/R	1,601,005

9,435	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (8)	8/08 at 102.00	B2	7,648,105

840	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (8)	12/09 at 101.00	B2	768,877

650	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (8)	12/09 at 101.00	B2	570,661

502	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	510,313

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,430,515

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,174,223

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
4,750	5.375%, 12/01/28	12/15 at 100.00	N/R	4,086,758
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	10,331,520

45	Giles County Industrial Development Authority, Virginia, (Hoechst Celanese Corporation) Alternative Minimum Tax, 6.625%, 12/01/22 (Alternative Minimum Tax)	10/08 at 100.00	B+	42,417

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/08 at 100.00	B+	225,189

7,405	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (8)	12/08 at 101.00	B2	6,040,999

515	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	492,757

3,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	10/08 at 100.00	BB–	2,948,894

22,055	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	B–	18,880,624

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,585
40	6.350%, 7/01/12	7/10 at 102.00	N/R	41,389
110	6.550%, 7/01/14	7/10 at 102.00	N/R	114,195
45	6.625%, 7/01/15	7/10 at 102.00	N/R	46,692
560	6.875%, 7/01/20	7/10 at 102.00	N/R	570,399
715	7.000%, 7/01/25	7/10 at 102.00	N/R	727,255
855	7.000%, 7/01/30	7/10 at 102.00	N/R	864,080

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	3,092,250

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,652,173

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia (continued)

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
$7,400	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA		$5,414,580
650	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA		420,934
1,200	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA		340,308

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,975	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA		2,440,541
3,100	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA		2,131,839
25	0.000%, 8/15/18 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 57.58	AAA		14,384
4,770	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA		2,591,970
75	0.000%, 8/15/20 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 51.06	AAA		38,267
50	0.000%, 8/15/21 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 48.20	AAA		24,082
15,300	0.000%, 8/15/23 (Pre-refunded 8/15/08)	8/08 at 42.95	AAA		6,566,301
1,750	0.000%, 8/15/29 (Pre-refunded 8/15/08)	8/08 at 30.08	AAA		525,998
24,000	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA		5,647,680
10,000	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA		2,092,800

	Pocahontas Parkway Association, Virginia, Subordinate Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
2,000	0.000%, 8/15/11 (Pre-refunded 8/15/08)	8/08 at 86.05	AAA		1,719,600
3,200	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 67.66	AAA		2,163,488
3,300	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 63.56	AAA		2,095,929
200	0.000%, 8/15/17 (Pre-refunded 8/15/08)	8/08 at 59.91	AAA		119,734
4,000	0.000%, 8/15/20 (Pre-refunded 8/15/08)	8/08 at 49.60	AAA		1,982,280
4,100	0.000%, 8/15/21 (Pre-refunded 8/15/08)	8/08 at 46.70	AAA		1,913,306
4,800	0.000%, 8/15/24 (Pre-refunded 8/15/08)	8/08 at 38.40	AAA		1,841,712
5,500	0.000%, 8/15/26 (Pre-refunded 8/15/08)	8/08 at 33.98	AAA		1,867,690
5,500	0.000%, 8/15/27 (Pre-refunded 8/15/08)	8/08 at 31.68	AAA		1,740,915
5,600	0.000%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 29.79	AAA		1,666,784
6,100	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 26.34	AAA		1,605,337
6,200	0.000%, 8/15/31 (Pre-refunded 8/15/08)	8/08 at 24.77	AAA		1,534,252

590	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(6)	678,825

7,320	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11) (7)	7/11 at 105.00	B2	(6)	8,207,550

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		653,631

1,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.375%, 11/01/32	11/15 at 100.00	N/R		897,680

986	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		976,248

325	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax) (4)	No Opt. Call	N/R		10,563

1,000	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R		915,140
212,249	Total Virginia				129,727,223
	Washington – 0.7%

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,950	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,825,044
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R		2,098,011

14,160	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/11 at 101.00	N/R		11,388,746

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005:
$1,150	5.375%, 12/01/22	12/15 at 100.00	Baa2		$1,087,785
1,500	5.500%, 12/01/30	12/15 at 100.00	Baa2		1,377,210

2,265	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R		1,949,395

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/17 at 100.00	N/R		6,402,847

3,545	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2008, Trust 1180, 14.040%, 10/01/35 (IF)	10/18 at 100.00	Aa3		3,720,123
34,590	Total Washington				29,849,161
	West Virginia – 0.9%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		341,052

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,683,861

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
18,500	6.500%, 10/01/38	10/18 at 100.00	N/R		17,916,695
19,500	6.750%, 10/01/43	10/18 at 100.00	N/R		19,445,400
40,040	Total West Virginia				39,387,008
	Wisconsin – 2.7%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
6,520	6.125%, 6/01/27	6/12 at 100.00	BBB		6,415,680
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB		1,025,780
7,075	6.375%, 6/01/32	6/12 at 100.00	BBB		6,909,162

4,170	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R		3,571,105

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(6)	561,146

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22	8/15 at 102.00	N/R		273,852

1,245	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15	No Opt. Call	B2		1,133,398

295	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15	No Opt. Call	B2		266,176

7,490	Onalaska Community Development Authority, Wisconsin, Senior Housing Revenue Bonds, Bethany Lutheran Homes Inc., Series 2007, 5.250%, 1/01/42	1/14 at 101.00	N/R		6,384,626

4,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 12.043%, 11/15/31 (IF)	11/16 at 100.00	AA		3,815,091

1,040	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+		980,002

90	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/09 at 101.00	BBB+		89,884

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R		2,540,675

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB		1,391,276

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		2,338,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

$2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32 (Pre-refunded 5/01/12)	5/12 at 100.00	N/R	(6)	$2,866,200

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		5,216,969

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,114,171
875	6.125%, 4/01/24	4/14 at 100.00	N/R		838,113
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		918,830

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB		2,686,434

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–		2,406,852

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System:
7,855	5.125%, 8/15/26 (UB)	8/16 at 100.00	A–		6,724,823
44,000	5.125%, 8/15/30 (UB)	8/16 at 100.00	A–		36,604,920
14,130	5.250%, 8/15/31 (UB)	8/16 at 100.00	A–		11,945,926
19,000	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–		15,747,960
142,655	Total Wisconsin				124,767,431
	Wyoming – 0.3%

15,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB		13,337,100
$5,742,156	Total Investments (cost $5,373,863,394) – 106.2%				4,827,519,333

	Floating Rate Obligations – (10.3)%				(466,615,000)

	Other Assets Less Liabilities – 4.1%				185,244,811

	Net Assets – 100%				$4,546,149,144

Forward Swaps outstanding at July 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$15,000,000	Receive	3-Month USD-LIBOR	5.276%	Semi-Annually	7/29/09	7/29/34	$(317,691)
Morgan Stanley	10,000,000	Receive	3-Month USD-LIBOR	5.348	Semi-Annually	7/15/09	7/15/34	(314,798)
								$(632,489)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2008

Futures Contracts outstanding at July 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at July 31, 2008	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(4,325)	9/08	$(499,537,500)	$(3,500,913)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(5)	Portion of investment, with an aggregate market value of $8,934,432, has been pledged to collateralize the net payment obligations under futures contracts.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(7)	Portion of investment, with an aggregate market value of $1,379,009, has been pledged to collateralize the net payment obligations under forward swap contracts.

(8)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(9)	Subsequent to the reporting period, the Adviser concluded that the issuer was not likely to meet its interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	Principal Amount for investment rounds to less than $1,000.

(11)	On April 14, 2008, the Adviser concluded that the issuer was not likely to meet its interest payment obligations and directed the custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s record.

(12)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$4,827,519,333	$—	$4,827,519,333
Derivatives*	(3,500,913)	(632,489)	—	(4,133,402)
Total	$(3,500,913)	$4,826,886,844	$—	$4,823,385,931

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance as of April 30, 2008	$2,967,916
Gains (losses):
Net realized gains (losses)	(1,398,763)
Net change in unrealized appreciation (depreciation)	1,362,084
Net purchases at cost (sales at proceeds)	(2,931,237)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance as of July 31, 2008	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $4,904,792,143.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$43,181,510
Depreciation	(587,072,785)
Net unrealized appreciation (depreciation) of investments	$(543,891,275)

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.4%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	Aa3		$1,672,442

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	9/08 at 101.00	A		400,368

1,400	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		1,169,070

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aa3		2,039,100

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 102.00	Aa3	(4)	5,387,500
10,435	Total Alabama				10,668,480
	Alaska – 1.4%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax) (5)	12/11 at 100.00	AA		2,888,517

590	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AA	(4)	622,786

2,610	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AA		2,709,493
6,415	Total Alaska				6,220,796
	Arizona – 0.5%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	2,349,270
	Arkansas – 0.7%

2,000	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured	11/15 at 100.00	AAA		2,041,280

1,185	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/30 – AMBAC Insured	12/13 at 100.00	Aa3		1,180,177
3,185	Total Arkansas				3,221,457
	California – 7.6%

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		2,202,160

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	Aa3		2,199,140

2,250	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Residual Trust 2061, 13.760%, 11/15/46 (IF)	11/16 at 100.00	Aa3		1,993,635

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–		477,855

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A		1,441,841
1,490	5.500%, 6/01/19	12/13 at 100.00	A		1,570,907

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 12.770%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA		1,603,256

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C:
1,000	5.500%, 7/01/31	7/17 at 100.00	A		978,290
1,000	5.500%, 7/01/31	7/17 at 100.00	A		978,290

1,000	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A+		1,013,730

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	Aaa		4,378,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 – MBIA Insured	No Opt. Call	AA	$3,859,415

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AA	5,330,520

230	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BBB	169,791

6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	3,717,177

250	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008, 6.000%, 7/01/18 (Alternative Minimum Tax)	7/14 at 102.00	N/R	247,505

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,342,288
40,625	Total California			33,503,880
	Colorado – 2.8%

2,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	2,111,380

1,150	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007, 5.000%, 12/01/26	12/17 at 100.00	N/R	937,423

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – XLCA Insured	9/15 at 100.00	A	1,195,117

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	473,880

1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	933,730

580	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	608,147

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aa2	2,006,603

3,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	A	2,649,690

1,750	Tallgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.250%, 12/01/37	12/16 at 100.00	N/R	1,389,483
13,060	Total Colorado			12,305,453
	Connecticut – 0.2%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 12.633%, 7/01/42 (IF)	7/17 at 100.00	AAA	1,065,900
	District of Columbia – 1.2%

1,000	District of Columbia, Friendship Pub Charter School, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	854,660

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	AA	4,587,571
5,365	Total District of Columbia			5,442,231
	Florida – 5.4%

1,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	931,780

800	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	654,432

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	991,310

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,469,009

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	$3,400,874

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	A2	1,575,648

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AAA	2,007,560

2,605	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	2,122,632

2,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	1,862,740

1,975	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	1,687,203

1,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	812,550

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	AA	3,219,600

2,990	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	2,501,703

500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	497,640
25,535	Total Florida			23,734,681
	Georgia – 1.1%

1,445	Dekalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Ceritificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,404,323

2,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,673,380

2,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2008A, 6.250%, 7/15/28 (6)	No Opt. Call	A	1,866,300
5,445	Total Georgia			4,944,003
	Idaho – 0.5%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
2,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	1,729,920
750	5.250%, 9/01/37	9/16 at 100.00	BBB–	622,260
2,750	Total Idaho			2,352,180
	Illinois – 6.4%

995	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	A	873,232

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	N/R	1,528,922
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	N/R	1,718,534

3,335	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, Trust 1060, 12.422%, 6/01/39 (Alternative Minimum Tax) (IF)	6/17 at 104.00	Aaa	3,377,721

3,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	12/08 at 100.00	Baa3	2,889,240

5,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	4,626,150

1,480	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	1,448,668

1,500	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	1,514,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	BB–	$2,491,230

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	A	1,187,323

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	5,041,850

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AA	1,742,943
28,080	Total Illinois			28,440,273
	Indiana – 3.6%

1,425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	N/R	1,230,473

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	3,018,545

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,316,424

750	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa2	663,098

5,000	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	Aa2	4,868,300

3,500	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	3,043,775

435	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	438,249

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	1,169,566
16,175	Total Indiana			15,748,430
	Iowa – 0.3%

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	1,390,438
	Kansas – 1.1%

1,975	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	1,985,408

3,025	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	2,951,674
5,000	Total Kansas			4,937,082
	Kentucky – 0.9%

2,005	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	2,052,739

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	10/08 at 102.00	BB–	1,831,860
4,005	Total Kentucky			3,884,599
	Louisiana – 5.8%

2,575	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Projcect, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	BB+	2,589,755

305	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	315,855

5,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	AA	5,402,940

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$3,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+		$2,927,640

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AA		2,639,231

3,550	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	AA		3,634,987

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		3,721,240

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB		4,365,630
26,310	Total Louisiana				25,597,278
	Maryland – 1.2%

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA+		5,146,900
	Massachusetts – 2.9%

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R		4,471,721

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB		2,924,430

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AA	(4)	5,398,450
12,700	Total Massachusetts				12,794,601
	Michigan – 2.5%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AA		2,804,535

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	A		962,740

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		525,930

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
2,000	5.250%, 8/15/23	8/08 at 101.00	Ba3		1,759,680
10	5.250%, 8/15/28	8/08 at 101.00	BB–		8,457

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/08 at 100.00	BB–		3,000,660

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – XLCA Insured (Alternative Minimum Tax)	9/11 at 100.00	A3		1,851,520
11,265	Total Michigan				10,913,522
	Minnesota – 1.4%

50	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+		50,748

5,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3		4,936,650

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+		1,147,824
6,130	Total Minnesota				6,135,222

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.3%

$1,310	Mississippi Development Bank, Special Obligation Bonds, Capital Projects and Equipment Program, Series 2003A, 5.625%, 7/01/31 – AMBAC Insured	No Opt. Call	AA	$1,287,586
	Missouri – 1.1%

1,480	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	1,495,703

2,000	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/08 at 100.00	N/R	1,935,700

1,500	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,468,395
4,980	Total Missouri			4,899,798
	Nevada – 0.4%

1,900	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	1,814,728
	New Hampshire – 2.6%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	AA	5,437,850

4,075	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	4,175,490

1,925	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	1,891,698
11,500	Total New Hampshire			11,505,038
	New Jersey – 4.0%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa2	1,501,007

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	7,647,919

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured	No Opt. Call	AAA	3,213,150

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA	2,173,780

1,110	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,188,799

2,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB	1,921,801
17,125	Total New Jersey			17,646,456
	New Mexico – 0.7%

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 1996C, 6.300%, 12/01/16	12/08 at 100.00	Baa3	985,220

2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico – San Juan Project, Series 1997A, 5.800%, 4/01/22	10/08 at 100.00	Baa3	1,941,120
3,000	Total New Mexico			2,926,340
	New York – 8.4%

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,031,560

6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 200C, 5.875%, 11/01/17 (Pre-refunded 5/01/10) (UB)	5/10 at 101.00	AAA	6,443,160

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319:
660	12.706%, 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA	806,137
40	12.706%, 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA	48,857

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	$5,448,100

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	AA	3,709,930

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	8/08 at 100.00	AA	15,067

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA	3,594,325

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,345,108

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	5,451,850

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/08 at 100.00	N/R	5,001,750
34,840	Total New York			36,895,844
	North Carolina – 1.3%

2,000	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, Trust 1076, 12.445%, 10/01/44 (IF)	10/16 at 100.00	AA+	2,079,640

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Trust 1076:
890	12.438%, 10/01/44 (IF)	10/15 at 100.00	AA+	926,063
890	12.445%, 10/01/44 (IF)	10/16 at 100.00	AA+	925,440

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	1,923,372
5,580	Total North Carolina			5,854,515
	Ohio – 1.7%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA	2,490,055

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,000	6.500%, 6/01/47	6/17 at 100.00	BBB	892,390
3,500	5.875%, 6/01/47	6/17 at 100.00	BBB	2,843,540

2,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	BBB	1,372,140
9,135	Total Ohio			7,598,125
	Oklahoma – 0.6%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – XLCA Insured	11/14 at 100.00	A	1,796,882

1,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B–	988,190
2,730	Total Oklahoma			2,785,072
	Pennsylvania – 1.2%

1,100	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) – MBIA Insured	11/10 at 102.00	AAA	1,220,120

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	1,014,250

305	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%, 8/01/22	8/08 at 100.00	AAA	307,413

2,530	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.500%, 7/01/40	7/17 at 100.00	N/R	2,429,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$525	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A		$525,242
5,460	Total Pennsylvania				5,496,837
	Puerto Rico – 2.7%

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,500	6.000%, 7/01/38	7/18 at 100.00	BBB–		1,569,495
2,000	6.000%, 7/01/44	7/18 at 100.00	BBB–		2,094,220

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA		3,081,840

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	AA		5,127,450
11,500	Total Puerto Rico				11,873,005
	South Carolina – 3.4%

3,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment Project, Series 2007, 7.500%, 6/01/09	12/08 at 100.00	N/R		2,991,240

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–		226,172

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A		2,503,375
3,250	5.500%, 10/01/31	10/11 at 100.00	A		3,203,688

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	A		923,890

65	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	11/08 at 100.00	Aa2		65,945

4,920	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	2/13 at 100.00	Aaa		4,926,199
14,935	Total South Carolina				14,840,509
	South Dakota – 1.3%

5,555	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	12/08 at 102.00	A2		5,562,387
	Tennessee – 4.8%

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Ba2		2,536,856

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AA		8,141,372

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09)	7/09 at 102.00	N/R	(4)	5,678,045

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R		1,821,840
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R		889,450

2,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	AA–		1,903,520
20,950	Total Tennessee				20,971,083
	Texas – 6.5%

1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		1,438,020

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AA+		1,222,785

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
$3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(4)	$3,556,605
3,000	6.375%, 10/01/29 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(4)	3,283,020

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA		5,455,747

3,000	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33	1/18 at 100.00	A3		2,926,860

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2		3,193,061

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(4)	4,416,640

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3		3,127,754
27,360	Total Texas				28,620,492
	Utah – 0.3%

	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R		475,695
950	6.500%, 6/15/38	6/17 at 100.00	N/R		906,120
1,450	Total Utah				1,381,815
	Virginia – 0.7%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3		3,045,000
	Washington – 3.2%

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	Aaa		186,050

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA		5,066,000

1,000	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.625%, 12/01/25	12/17 at 100.00	Baa2		955,690

3,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2008, 5.375%, 10/01/31	10/18 at 100.00	Aa3		3,021,960

4,750	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		4,774,795
13,925	Total Washington				14,004,495
	West Virginia – 0.9%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R		490,490

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
2,000	6.500%, 10/01/28	10/18 at 100.00	N/R		1,969,980
1,500	6.500%, 10/01/38	10/18 at 100.00	N/R		1,452,705
4,000	Total West Virginia				3,913,175
	Wisconsin – 7.4%

2,200	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB		2,164,800

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–		3,555,615

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A1		2,772,889

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 12.043%, 11/15/31 (IF)	11/16 at 100.00	Aa1	$225,745

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+	1,884,620

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	2,928,720

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System:
780	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	678,046
11,100	5.125%, 8/15/33 (UB)	8/13 at 100.00	A–	9,442,770

8,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, 5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	6,630,720

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	207,983

2,935	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Driver Series 2053, 10.707%, 3/01/36 (Alternative Minimum Tax) (IF)	9/14 at 100.00	AA	2,152,999
36,775	Total Wisconsin			32,644,907
	Wyoming – 0.7%

2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	2,222,850

1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA+	1,025,520
3,500	Total Wyoming			3,248,370
$472,580	Total Investments (cost $467,957,453) – 104.1%			459,612,253

	Floating Rate Obligations – (5.2)%			(22,910,000)

	Other Assets Less Liabilities – 1.1%			5,005,298

	Net Assets – 100%			$441,707,551

Futures Contracts outstanding at July 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at July 31, 2008	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(117)	9/08	$(13,513,500)	$(82,871)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment, with an aggregate market value of $251,566, has been pledged to collateralize the net payment obligations under futures contracts.

(6)	Subsequent to the reporting period, the Adviser concluded that the issuer was not likely to meet its interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2008

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$459,612,253	$—	$459,612,253
Derivatives*	(82,871)	—	—	(82,871)
Total	$(82,871)	$459,612,253	$—	$459,529,382

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $444,767,196.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$9,336,244
Depreciation	(17,401,009)
Net unrealized appreciation (depreciation) of investments	$(8,064,765)

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 4.7%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	AA		$10,448,900

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	Aa3	(4)	5,295,250

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	AA	(4)	9,739,890

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AA		4,012,000

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	AA		7,764,278
40,255	Total Alabama				37,260,318
	Arizona – 1.3%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA		1,017,880

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa		4,786,309

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA		4,609,620
11,970	Total Arizona				10,413,809
	Arkansas – 0.3%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aa3		2,024,460
	California – 18.5%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	AA		1,256,544

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AA		5,069,650

10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	Aa2	(4)	11,037

990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA		1,007,672

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2		978,890

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A2		973,370

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+		3,936,972

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	AA		4,957,950

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AA		2,275,515

5,000	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+		4,918,550

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AA		4,445,370

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	AA		1,373,172

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured (UB)	6/15 at 100.00	A		5,433,420

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – XLCA Insured	3/16 at 100.00	A–		1,471,854

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA		$903,573

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA		5,953,320

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	A–		4,918,973

5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	AA		5,236,267

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	AA	(4)	8,448,640

2,355	Oakland, California, Sewerage Revenue Bonds, Series 2004A, 5.000%, 6/15/25 – FSA Insured	6/14 at 100.00	AAA		2,402,877

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	8/08 at 100.00	AA	(4)	14,866,774

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		11,033,100

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	N/R		1,777,776

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,540,100

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA		10,056,100

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AA		1,478,790

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA		6,545,152

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – MBIA Insured	No Opt. Call	AA		3,400,215
51,000	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	AA		12,833,129

8,300	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)	8/17 at 100.00	AA		7,313,545

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA–		3,472,253

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AA		5,054,400

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	AA		1,957,660
194,095	Total California				148,302,610
	Colorado – 4.3%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	Aa3		5,225,114
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	Aa3		5,146,650

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – XLCA Insured	9/15 at 100.00	A		2,052,324

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded 5/15/09) – FSA Insured	5/09 at 101.00	AAA		10,424,500

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – MBIA Insured	No Opt. Call	AA		3,672,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	Aaa	$2,325,038

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,059,172

2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aa3	2,842,371

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AA–	1,640,265
46,450	Total Colorado			34,387,884
	Connecticut – 0.4%

2,750	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	2,845,728
	Florida – 3.0%

1,095	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	1,144,385

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	3,896,870

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	5,929,230

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	3,341,485
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,987,161

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
900	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	903,411
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,416,047
24,260	Total Florida			23,618,589
	Georgia – 3.2%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AA	2,002,300

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured	7/14 at 100.00	A2	5,097,605

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	AA	1,304,338
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	AA	2,582,230
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AA	2,410,940

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 – FSA Insured	9/08 at 100.00	AAA	3,027,973
6,180	6.250%, 9/01/25 – FSA Insured	9/08 at 100.00	AAA	6,192,854

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – XLCA Insured	7/13 at 100.00	Aa2	2,271,218

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – XLCA Insured	7/15 at 100.00	A2	940,630
25,585	Total Georgia			25,830,088
	Hawaii – 1.3%

10,000	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 – FSA Insured (UB)	2/12 at 100.00	AAA	10,597,700

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Idaho – 0.3%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
$1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aa3		$1,040,570
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aa3		1,105,310
2,065	Total Idaho				2,145,880
	Illinois – 4.2%

2,500	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 12.103%, 12/01/24 (IF)	6/16 at 100.00	AAA		2,813,100

9,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA		9,066,330

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	AA		2,897,684

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	AA		3,015,510

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	12/08 at 100.00	AAA		310,809

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	N/R		1,916,642

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AA		6,922,305

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AA		2,829,268

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AA		4,119,152
36,860	Total Illinois				33,890,800
	Indiana – 5.6%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,441,021
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	9,282,127

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AA+	(4)	4,330,280

4,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – MBIA Insured	1/17 at 100.00	AA		3,809,840

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA	(4)	12,891,910
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA	(4)	6,583,909

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+	(4)	3,243,060

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) - MBIA Insured	4/12 at 100.00	AA	(4)	1,091,802
41,800	Total Indiana				44,673,949
	Kansas – 0.9%

3,885	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AA		3,886,904

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA		3,163,570
6,950	Total Kansas				7,050,474
	Louisiana – 2.3%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	AA		3,150,343

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		$2,597,845

2,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA		2,977,103

10,000	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA		9,429,500
18,645	Total Louisiana				18,154,791
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	10/08 at 100.00	AAA		180,349
	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – XLCA Insured	9/16 at 100.00	BBB–		961,170
1,750	5.250%, 9/01/28 – XLCA Insured	9/16 at 100.00	BBB–		1,590,295
2,800	Total Maryland				2,551,465
	Massachusetts – 2.2%

9,095	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AA		8,950,480

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	8,625,760
17,095	Total Massachusetts				17,576,240
	Michigan – 6.8%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	AA		6,174,898

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AA		8,603,555

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – XLCA Insured	4/13 at 100.00	BBB		3,045,286

2,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	10/08 at 101.00	AA		2,426,147

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
12,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA		12,624,840
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA		14,451,739

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA		1,956,740

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	A2		5,469,947
59,250	Total Michigan				54,753,152
	Minnesota – 1.5%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	A		2,177,886

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aaa		10,123,533
11,825	Total Minnesota				12,301,419
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	AA	(4)	7,977,013

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 1.0%

$7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA	$7,723,956
	Nevada – 1.4%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	AA	3,346,129

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aa3	1,996,540

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,070	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AA	2,360,152
2,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	1,326,860

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	AA	2,148,426
13,795	Total Nevada			11,178,107
	New Jersey – 2.9%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	1,825,233
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	1,819,659

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,316,432

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	6,643,130
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,085,400

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,126,120
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,380,438
22,515	Total New Jersey			23,196,412
	New York – 2.9%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	N/R	1,858,512

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,708,290

60	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006, 5.121%, 2/15/47 – MBIA Insured (IF)	2/17 at 100.00	AA	37,057

3,870	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AA	3,376,652

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,532,794

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,050,450

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	Aa3	136,112

1,535	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,575,800

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,716,198
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,545,391
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,018,080
23,915	Total New York			23,555,336

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Dakota – 0.6%

$5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	AA		$4,990,650
	Ohio – 3.0%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
140	5.125%, 6/01/24	6/17 at 100.00	BBB		124,816
1,420	5.875%, 6/01/30	6/17 at 100.00	BBB		1,228,243
1,370	5.750%, 6/01/34	6/17 at 100.00	BBB		1,134,168
3,145	5.875%, 6/01/47	6/17 at 100.00	BBB		2,555,124

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA		1,042,210

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	AA		2,507,350

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	Aa3		7,366,776

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA		2,320,483

2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured	12/13 at 100.00	Aaa		2,876,306

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		2,470,920
25,960	Total Ohio				23,626,396
	Oklahoma – 0.9%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	AA–		957,510

2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 101.00	AA	(4)	3,037,535

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	A–		2,028,440

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	A–		1,005,810
6,890	Total Oklahoma				7,029,295
	Oregon – 0.3%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,737,250
	Pennsylvania – 1.7%

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	AA		1,051,953

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA		5,063,315

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	AA		2,502,463

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aaa		5,310,604
13,660	Total Pennsylvania				13,928,335
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB+		1,262,600

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Puerto Rico (continued)

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
$840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA		$913,156
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA		2,789,190
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA		3,274,650
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA		3,742,789
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA		2,435,243
13,330	Total Puerto Rico				14,417,628
	Rhode Island – 0.1%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	1/09 at 100.00	AA		1,047,920
	South Carolina – 1.6%

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AA		2,152,994

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA		10,414,895
12,455	Total South Carolina				12,567,889
	Tennessee – 4.4%

10,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Program Loans, Washington County, 2007 Series B12A, 4.375%, 6/01/35 – XLCA Insured	6/19 at 100.00	AA–		8,480,400

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+		713,477
755	5.000%, 7/01/17	7/16 at 100.00	BBB+		739,560
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+		1,456,048

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 – MBIA Insured	7/10 at 102.00	A2		979,358
5,155	5.950%, 7/01/31 – MBIA Insured	7/10 at 102.00	A2		3,902,283

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AA		2,006,500

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA		16,976,478
37,420	Total Tennessee				35,254,104
	Texas – 8.7%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		7,781,440
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		3,651,572

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AA–	(4)	291,822

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – MBIA Insured	2/17 at 100.00	AA		4,972,500

205	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	AA		214,012

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	AA		5,084,050
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	AA		6,597,370
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	AA		6,481,896
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	AA		2,391,725

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AA		5,085,250

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AA		1,228,592

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	AA		$12,448,400

	Williamson County, Texas, General Obligation Bonds, Series 2001:
5,935	5.500%, 2/15/21 – FSA Insured (UB)	2/11 at 100.00	AAA		6,299,943
6,275	5.500%, 2/15/22 – FSA Insured (UB)	2/11 at 100.00	AAA		6,660,850
76,545	Total Texas				69,189,422
	Utah – 0.9%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	11/08 at 100.00	AA		5,009,050

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007, 0.000%, 6/15/29 – MBIA Insured	6/17 at 55.29	AA		2,113,270
11,830	Total Utah				7,122,320
	Vermont – 0.0%

310	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – FSA Insured	11/09 at 100.00	AAA		314,693
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AA	(4)	6,245,671
	Washington – 8.6%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AA		2,970,810

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA		4,795,157

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		3,066,898
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		1,163,931

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – MBIA Insured (UB)	7/12 at 100.00	Aaa		10,675,000

7,000	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	No Opt. Call	AAA		6,878,760

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	A1		6,068,160

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		7,616,352

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		490,677

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AA		8,890,830

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	A1		1,791,176

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	A+		1,042,360

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aa1	(4)	8,426,821

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 (Pre-refunded 10/01/12) – MBIA Insured	10/12 at 100.00	AA	(4)	2,219,638

2,500	Washington State, General Obligation Bonds, Tender Option Bond Trust 1122, 12.105%, 7/01/29 – FSA Insured (IF)	7/16 at 100.00	AAA		2,610,350
67,020	Total Washington				68,706,920
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A–		2,390,460

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

$1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	AA		$1,611,291

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AA	(4)	5,420,500
8,650	Total Wisconsin				9,422,251
$918,435	Total Long-Term Investments (cost $835,032,442) – 104.9%				838,791,273

	Short-Term Investments – 1.0%

2,500	Chicago Board of Education, Illinois, General Obligation and Dedicated Tax Bonds, Variable Rate Demand Obligations, Series 2005-E2, 8.000%, 3/01/26 – CIFG Insured (5)		A-1		2,500,000

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Variable Rate Demand Obligations, Senior Series 1997A, Trust 489, 6.000%, 1/01/37 – MBIA Insured (5)		A-1		2,000,000

3,910	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Variable Rate Demand Obligations, Series 2006C, Floaters 1601, 4.000%, 2/01/15 – MBIA Insured (5)		AA		3,910,000
$8,410	Total Short-Term Investments (cost $8,410,000)				8,410,000

	Total Investments (cost $843,442,442) – 105.9%				847,201,273

	Floating Rate Obligations – (6.9)%				(55,030,000)

	Other Assets Less Liabilities – 1.0%				7,542,426

	Net Assets – 100%				$799,713,699

As of July 31, 2008, the Fund was primarily invested in bonds that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$847,201,273	$—	$847,201,273

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $787,940,774.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$25,577,813
Depreciation	(21,391,985)
Net unrealized appreciation (depreciation) of investments	$4,185,828

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	National – 0.1%

$3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.150%, 10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)	No Opt. Call	A3		$3,555,720
	Alabama – 2.9%

7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		7,612,906

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa1		2,979,870
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa1		2,178,248

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		773,280
820	5.000%, 11/15/15	No Opt. Call	A3		833,965
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		2,944,305

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,100	5.000%, 1/01/09	No Opt. Call	A		4,023,699
6,120	5.000%, 1/01/10	No Opt. Call	A		5,963,634
4,000	5.250%, 1/01/11	No Opt. Call	A		3,839,480
10,000	5.250%, 1/01/12	No Opt. Call	A		9,576,300
7,000	5.250%, 1/01/13	No Opt. Call	A		6,697,460
10,000	5.250%, 1/01/14	No Opt. Call	A		9,560,400

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		10,009,222

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
430	5.000%, 12/01/08	No Opt. Call	BBB		431,453
790	5.000%, 12/01/09	No Opt. Call	BBB		799,804
500	5.000%, 12/01/10	No Opt. Call	BBB		508,850
1,645	5.000%, 12/01/14	No Opt. Call	BBB		1,618,614
71,090	Total Alabama				70,351,490
	Arizona – 1.4%

2,060	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09 (ETM)	No Opt. Call	A	(4)	2,136,385

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A–		2,674,491
1,000	5.000%, 4/01/17	4/14 at 100.00	A–		1,008,770

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A2	(4)	6,619,320

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,718,169

4,000	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation Bonds, Series 2007B, 5.000%, 7/01/15 – FSA Insured	No Opt. Call	Aaa		4,355,400

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14	No Opt. Call	Baa1		2,780,305

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AA		11,639,430
32,305	Total Arizona				33,932,270
	Arkansas – 1.5%

500	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B, 5.000%, 9/01/09	No Opt. Call	BBB		508,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

$1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – FSA Insured	12/15 at 100.00	AAA	$1,525,715

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – FSA Insured	11/16 at 100.00	AAA	7,231,318
6,740	4.500%, 11/01/19 – FSA Insured	11/16 at 100.00	AAA	6,873,250

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA–	8,867,251
2,310	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AA–	2,308,706

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A	1,270,790
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A	1,011,520

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	553,869
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,080,653
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,125,015
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,176,786

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,295,679
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	996,580
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,149,424
36,290	Total Arkansas			36,974,646
	California – 7.3%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	8,985,520
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,187,700

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	1/09 at 100.00	AA	3,852,036

7,680	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	7,496,832

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–	955,710

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A	8,741,753
3,940	5.500%, 6/01/17	12/13 at 100.00	A	4,208,038

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
1,945	5.250%, 7/01/11	No Opt. Call	BBB+	2,012,861
750	5.250%, 7/01/13	No Opt. Call	BBB+	773,198
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB+	1,135,428

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA	9,741,900

	California, Economic Recovery Revenue Bonds, Series 2004A:
20,000	5.250%, 7/01/13	No Opt. Call	AA+	21,917,800
7,500	5.250%, 7/01/14	No Opt. Call	AA+	8,275,800

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	AA	11,564,919

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AA	19,654,200

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	1,124,368

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
$7,500	5.000%, 6/01/17	No Opt. Call	BBB		$7,143,975
10,765	4.500%, 6/01/27	6/17 at 100.00	BBB		9,549,632

795	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		861,017

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AA		5,534,850

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA		5,511,800

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/08 at 101.00	AA		6,032,940

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	N/R	(4)	4,229,280

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		105,795

9,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		9,445,770

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 (Pre-refunded 9/01/11) – FSA Insured	9/11 at 101.00	AAA		9,491,707

670	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	9/08 at 100.00	Baa3		665,223
171,535	Total California				180,200,052
	Colorado – 2.4%

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		16,840,435

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB–		6,186,328

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,000,570
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		994,620

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+		10,173,100

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	AA		3,057,090

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		9,960,212

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	N/R	(4)	6,195,189

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – MBIA Insured	9/15 at 100.00	AA		5,028,850
59,245	Total Colorado				59,436,394
	District of Columbia – 2.0%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		326,648
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,249,596
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB		3,563,840
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,788,337
9,035	6.250%, 5/15/24	5/11 at 101.00	BBB		8,971,303
2,920	6.500%, 5/15/33	No Opt. Call	BBB		2,762,992

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	District of Columbia (continued)

$10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	4/09 at 160.00	AAA		$11,241,397

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	AA		12,218,110
48,195	Total District of Columbia				50,122,223
	Florida – 5.8%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AA		5,017,050

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AA		12,887,704
33,060	5.000%, 3/01/17 – MBIA Insured	No Opt. Call	AA		34,087,174

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,406,700

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA		8,201,408

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	AA+		7,757,857

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	AA		5,468,300

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,772,792

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AA		4,965,950

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	A2	(4)	6,459,550

50	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/08 at 101.00	AAA		50,498

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,423,983

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	AA		8,265,273

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – MBIA Insured	9/16 at 100.00	A2		10,059,907

20,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–		19,519,800

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA		6,284,760
137,835	Total Florida				142,628,706
	Georgia – 0.4%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	AA		10,065,800

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB		967,740
11,000	Total Georgia				11,033,540
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		439,848
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,210,625
1,750	Total Idaho				1,650,473

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois – 6.3%

$17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		$19,034,750

3,310	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 12.103%, 12/01/24 (IF)	6/16 at 100.00	AAA		3,724,544

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	AA	(4)	9,942,751

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/09 at 100.00	AA		7,012,804

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AA		10,101,700

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		21,230,200

6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA		6,839,170

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		994,370

1,850	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1		1,765,122

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A–		505,895
900	5.500%, 9/01/10	9/08 at 101.00	A–		910,512

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa3		9,282,303

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
595	5.125%, 5/15/10	No Opt. Call	Baa3		608,114
905	5.250%, 5/15/11	No Opt. Call	Baa3		927,906
600	5.250%, 5/15/12	No Opt. Call	Baa3		613,692

1,140	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,192,896

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	11/08 at 101.00	AA		1,018,040

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	A	(4)	3,248,070

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AA		7,808,288

10,400	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	AA		11,253,944

8,570	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2007, 9.000%, 1/01/22 – FSA Insured	No Opt. Call	AAA		12,521,199

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		24,193,470

2,269	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		2,185,183
145,584	Total Illinois				156,914,923
	Indiana – 0.8%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB+		2,755,890

9,515	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	9/08 at 100.00	AA	(4)	9,690,457

1,920	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/08 at 100.00	N/R	(4)	2,265,965

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

$5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB–		$5,588,215
20,250	Total Indiana				20,300,527
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BBB–		1,291,045
2,235	5.250%, 7/01/14	No Opt. Call	BBB–		2,214,773
4,460	5.250%, 7/01/15	No Opt. Call	BBB–		4,411,475
2,000	5.250%, 7/01/16	No Opt. Call	BBB–		1,970,680
820	5.000%, 7/01/19	7/16 at 100.00	BBB–		764,306

265	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	No Opt. Call	Aaa		265,000

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		53,559

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,670,476
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		97,108
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,289,381
14,880	Total Iowa				15,027,803
	Kansas – 0.1%

1,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		1,770,141
	Kentucky – 0.9%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	523,180

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	AA		21,890,564
21,170	Total Kentucky				22,413,744
	Louisiana – 3.6%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AA		12,100,814
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	AA		9,362,250
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	AA		12,352,042

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		11,868,727

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		1,860,620

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,000	5.000%, 5/15/16	No Opt. Call	A3		2,026,900
5,155	5.000%, 5/15/20	5/17 at 100.00	A3		5,029,115

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,745	5.250%, 5/01/18 – FGIC Insured	5/15 at 100.00	AA–		2,883,074
5,500	5.000%, 5/01/24 – FGIC Insured	5/15 at 100.00	AA–		5,530,855
7,220	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA–		7,227,653

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/08 at 102.00	AAA		5,157,259

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,442,432

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		11,671,706
88,110	Total Louisiana				89,513,447

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland – 0.4%

$1,025	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/09 at 100.00	Aa2		$1,030,422

7,820	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2007A, 5.000%, 7/15/16	No Opt. Call	AAA		8,575,334
8,845	Total Maryland				9,605,756
	Massachusetts – 5.9%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		8,807,154

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,675	5.000%, 10/01/17	No Opt. Call	BB–		2,471,379
515	5.000%, 10/01/18	10/17 at 100.00	BB–		467,229

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	1/09 at 101.00	BB+		800,176

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,484,805
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,820,109

8,350	Massachusetts State, General Obligation Bonds, Series 2007B, 5.000%, 11/01/16	No Opt. Call	AA		9,117,115

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,196,800

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(4)	13,321,375

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(4)	7,540,896

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		10,734,500

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA		7,861,420

29,740	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – FSA Insured (5)	No Opt. Call	AAA		33,631,479

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
22,325	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa		24,023,486
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		13,010,520
134,410	Total Massachusetts				146,288,443
	Michigan – 5.9%

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA		9,702,028

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	AA		8,020,635

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	1/12 at 100.00	AA		11,331,089

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		7,381,200

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		6,319,197

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB		1,085,357

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A		1,973,740
3,530	5.000%, 7/15/19	7/17 at 100.00	A		3,439,879

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	AA		1,306,563

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA	$9,291,748

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	A+	14,185,459
3,850	4.750%, 10/15/21	10/09 at 100.00	A+	3,855,198

3,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA	3,756,235

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	8/08 at 100.00	BB–	20,189,239
41,900	5.500%, 8/15/23	8/08 at 100.00	BB–	38,009,166

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	Baa3	1,022,576
1,260	5.500%, 6/01/17	6/16 at 100.00	Baa3	1,179,814
1,330	5.500%, 6/01/18	6/16 at 100.00	Baa3	1,217,602

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,520,597
147,850	Total Michigan			144,787,322
	Minnesota – 1.2%

9,225	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A	10,630,798

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1	1,084,745
3,130	5.250%, 12/01/11	No Opt. Call	Baa1	3,234,292

805	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	8/08 at 100.00	Aa1	804,928

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1	963,830

950	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Facility Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	Baa1	960,868

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	422,099

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	223,187
375	5.000%, 2/01/13	No Opt. Call	N/R	370,181
400	5.000%, 2/01/14	No Opt. Call	N/R	392,568
300	5.000%, 2/01/15	No Opt. Call	N/R	291,018

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	Baa3	2,647,732

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,900,283

4,135	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	4,254,129
27,425	Total Minnesota			29,180,658
	Mississippi – 0.7%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/08 at 100.00	BBB	8,352,050

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A	$10,071,859
18,800	Total Mississippi			18,423,909
	Missouri – 2.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,198,113
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	2,853,987

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,292,090
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,437,062
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,469,959

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,093,444

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
270	5.375%, 11/15/09	11/08 at 102.00	N/R	265,316
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,390,558

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	A+	13,778,767

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,638,248
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,692,486

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,406,876

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	463,870
49,875	Total Missouri			50,980,776
	Montana – 0.3%

6,665	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	12/08 at 100.00	BB+	6,667,066
	Nevada – 0.5%

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,795	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	AA	2,327,173
2,870	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	AA	2,179,105
3,105	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	AA	1,642,266
65	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AA	28,436
1,495	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AA	460,340
1,425	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	AA	308,840
1,800	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA	299,790

1,920	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/08 at 103.00	N/R	1,943,808

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	3,109,740
18,475	Total Nevada			12,299,498
	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	412,241

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Hampshire (continued)
$430	5.000%, 7/01/15	No Opt. Call	BBB+		$434,743
445	5.000%, 7/01/16	No Opt. Call	BBB+		445,556

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3		423,478
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3		951,490

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa		9,958,600
12,695	Total New Hampshire				12,626,108
	New Jersey – 5.1%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,147,379

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		1,034,570

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB		7,619,854
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		2,225,599

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11	No Opt. Call	Baa1		1,679,407
3,145	5.500%, 7/01/12	No Opt. Call	Baa1		3,284,198

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		385,736

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	AA		34,104,515
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AA–		8,655,623

6,315	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		6,909,242

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		107,608
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		107,608
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,518,154
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,545,411
1,555	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,665,389

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
23,250	4.500%, 6/01/23	6/17 at 100.00	BBB		20,802,473
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB		19,286,750
129,310	Total New Jersey				127,079,516
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	8,236,272
	New York – 11.1%

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,235,699
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,107,451

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	17,300,170

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA	$17,562,930

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	AA	8,792,450

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–	7,718,340

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–	13,534,375

17,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AA	18,048,390

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – MBIA Insured	11/16 at 100.00	AA	10,448,700

16,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	AA	17,089,774

2,235	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	2,172,040

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	10,981,084

8,045	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	AAA	8,143,632

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AA	6,082,865

4,170	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/16	9/15 at 100.00	AA	4,448,723

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AA	5,266,550

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	22,510,967

1,795	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	1,739,517

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	15,306,615

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–	2,043,300
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–	41,470,400

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–	15,486,450
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–	10,430,100

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,048,200

11,525	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/14	No Opt. Call	Aa2	12,756,907
259,745	Total New York			273,725,629
	North Carolina – 2.2%

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	Baa1	2,560,325

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	Baa1	20,921,200
11,000	5.125%, 1/01/23	1/13 at 100.00	Baa1	10,861,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina (continued)

$2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–		$2,055,960

500	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006B, 4.200%, 7/01/10	10/08 at 100.00	N/R		500,270

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A2		7,479,430
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	AA		10,276,800

280	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	12/08 at 100.00	N/R	(4)	285,258
53,280	Total North Carolina				54,940,863
	Ohio – 2.5%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	A–		4,055,406

1,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		1,329,658

37,190	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB		33,156,373

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Trust 2456, Series 2008, 12.410%, 6/01/26 (IF)	12/17 at 100.00	AA		5,440,288

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AA		1,044,730

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,013,833

11,890	Ohio State, General Obligation Bonds, Series 2007, 5.000%, 6/15/15	No Opt. Call	AA+		13,003,261

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		751,655
805	5.000%, 11/15/16	No Opt. Call	A–		809,822
63,640	Total Ohio				61,605,026
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB		2,408,149

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AA		8,876,914

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		124,214
700	5.250%, 5/15/13	No Opt. Call	BBB+		723,562
790	5.250%, 5/15/14	No Opt. Call	BBB+		815,375
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,074,623
13,530	Total Oklahoma				14,022,837
	Oregon – 0.2%

4,520	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA–		4,762,046
	Pennsylvania – 2.5%

3,285	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		3,346,232

10,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	1/09 at 101.00	BB+		9,984,700

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A–		1,142,963

15,675	Pennsylvania State, General Obligation Bonds, Series 2007A, 5.000%, 11/01/18	11/17 at 100.00	AA		17,008,629

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

$10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AA		$10,334,400

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		11,193,040

11,000	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.841%, 12/01/24	12/17 at 100.00	A		8,951,250
61,700	Total Pennsylvania				61,961,214
	Puerto Rico – 2.5%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AA	(4)	4,643,520
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AA	(4)	5,458,850

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – MBIA Insured	7/17 at 100.00	AA		2,961,000

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–		10,301,600

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – MBIA Insured	No Opt. Call	AA		5,338,400

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	AA		10,372,800

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	BBB–		11,106,950

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		11,661,650
58,825	Total Puerto Rico				61,844,770
	Rhode Island – 0.3%

7,665	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		7,495,144
	South Carolina – 0.8%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,448,000

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+		1,441,845
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+		1,915,240

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	Aa3		7,217,033

5,095	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	5,395,707
19,345	Total South Carolina				20,417,825
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
450	5.000%, 4/01/09	No Opt. Call	BBB+		454,806
760	5.000%, 4/01/17	4/13 at 100.00	BBB+		757,310
800	5.000%, 4/01/18	4/13 at 100.00	BBB+		789,104
840	5.000%, 4/01/19	4/13 at 100.00	BBB+		818,269
820	5.000%, 4/01/20	4/13 at 100.00	BBB+		792,505

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–		1,017,440

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–		4,042,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Dakota (continued)

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
$275	4.500%, 9/01/10	No Opt. Call	A–		$280,915
295	4.500%, 9/01/12	No Opt. Call	A–		298,944
300	4.550%, 9/01/14	No Opt. Call	A–		300,780
9,540	Total South Dakota				9,552,513
	Tennessee – 2.5%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+		716,216
750	5.000%, 7/01/18	7/16 at 100.00	BBB+		724,928

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+		4,826,600

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
14,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AA+		15,826,705
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AA+		10,622,000

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB		511,835

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB		1,977,220

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	AA		7,354,116

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+		1,339,058

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
5,790	5.000%, 9/01/12	No Opt. Call	AA–		5,838,636
11,885	5.250%, 9/01/20	No Opt. Call	AA–		11,428,854
60,035	Total Tennessee				61,166,168
	Texas – 6.8%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – MBIA Insured	5/13 at 100.00	AA		9,105,800

8,210	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2007, 5.000%, 11/15/19 – FSA Insured	11/17 at 100.00	AAA		8,707,116

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		6,133,740

15,845	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		17,120,206

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA		2,966,250

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A		3,374,356
1,475	5.250%, 12/01/10	No Opt. Call	A		1,543,986
1,000	5.250%, 12/01/11	No Opt. Call	A		1,052,080
1,150	5.250%, 12/01/12	No Opt. Call	A		1,211,755
1,000	5.250%, 12/01/13	No Opt. Call	A		1,053,060

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	8/08 at 100.00	AAA		7,035,210

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,635,940
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	5,955,756

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA	$10,695,800

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA	10,758,200

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,602,385

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA	6,421,640

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AA	4,794,659

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	A+	3,579,588

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	8,841,919
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	9,579,182

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA	5,411,600

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–	5,113,250

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 2572, 12.280%, 4/01/24 (IF)	4/16 at 100.00	AAA	5,641,100

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 12.505%, 4/01/25 (IF)	4/18 at 100.00	Aa1	5,247,921

300	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3	305,031

2,560	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa3	2,587,136

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	BBB+	4,727,750
11,300	5.250%, 7/01/28	7/17 at 100.00	BBB+	10,596,349
160,675	Total Texas			167,798,765
	Virgin Islands – 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	10/08 at 101.00	N/R	1,011,020
	Virginia – 0.6%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3	2,484,772

5,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Government Center Properties, Series 2003, 5.000%, 5/15/14	No Opt. Call	AA+	5,438,300

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3	573,487

7,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	7,557,392
15,060	Total Virginia			16,053,951
	Washington – 2.8%

2,140	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	1/09 at 100.00	AA	2,143,424

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

$4,930	Clark County Public Utilities District 1, Washington, Electric Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A1		$5,093,972

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(4)	2,727,832

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	Aaa		5,357,200

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,461,422

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,111,433

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	Aa3		9,432,576

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa		8,174,411

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB		5,018,650
320	5.500%, 6/01/12	No Opt. Call	BBB		323,053
6,025	6.500%, 6/01/26	6/13 at 100.00	BBB		6,056,451

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AA+		13,944,240

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, Trust 2599, 12.411%, 1/01/23 (IF)	1/18 at 100.00	Aa1		3,480,511
64,065	Total Washington				68,325,175
	Wisconsin – 3.3%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
1,265	5.000%, 6/01/09	No Opt. Call	BBB		1,267,682
150	5.500%, 6/01/10	No Opt. Call	BBB		151,235
100	5.750%, 6/01/12	No Opt. Call	BBB		101,986
4,100	6.000%, 6/01/17	6/12 at 100.00	BBB		4,071,915

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	AA		4,863,175

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	10/08 at 100.00	BBB		751,673

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,825,980

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,123,963
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,293,478

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		7,713,378

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
2,455	5.250%, 8/15/19	8/16 at 100.00	A–		2,311,628
11,955	5.250%, 8/15/20	8/16 at 100.00	A–		11,116,237

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–		9,118,265

9,955	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA		9,979,290

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

$3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		$3,561,130

2,315	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	2,509,732

17,620	Wisconsin, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AA		18,856,567
82,512	Total Wisconsin				82,617,314
$2,361,651	Total Long-Term Investments (cost $2,430,715,969) – 98.2%				2,429,301,683

	Short-Term Investments – 0.7%

11,275	Florida Board of Education, Lottery Revenue Bonds, Variable Rate Demand Obligations, Series 2001B, Trust 570, 4.530%, 7/01/14 – FGIC Insured (6)		A-1		11,315,547

7,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service Company, Variable Rate Demand Obligations, Series 1996, 6.950%, 7/01/16 – AMBAC Insured (6)		A-1+		7,000,000
$18,275	Total Short-Term Investments (cost $18,315,547)				18,315,547

	Total Investments (cost $2,449,031,516) – 98.9%				2,447,617,230

	Other Assets Less Liabilities – 1.1%				27,743,717

	Net Assets – 100%				$2,475,360,947

Forward Swaps outstanding at July 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Citigroup Inc.	$23,000,000	Receive	3-Month USD-LIBOR	4.803%	Semi-Annually	2/18/09	2/18/27	$580,275
Goldman Sachs	84,000,000	Receive	3-Month USD-LIBOR	4.868	Semi-Annually	11/12/08	11/12/13	(2,226,008)
Goldman Sachs	67,000,000	Receive	SIFM	3.613	Quarterly	6/30/09	6/30/19	68,389
								$(1,577,344)

USD-LIBOR  (United States Dollar-London Inter-Bank Offered Rate).

SIFM – The daily arithmetic average of the weekly Securities Industry and Financial Markets (SIFM) Municipal Swap Index, previously referred to as the Bond Market Association or BMA.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment, with an aggregate market value of $1,583,190, has been pledged to collateralize the net payment obligations under forward swap contracts.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$2,447,617,230	$—	$2,447,617,230
Derivatives*	—	(1,577,344)	—	(1,577,344)
Total	$—	$2,446,039,886	$—	$2,446,039,886

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $2,444,362,213.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$51,750,743
Depreciation	(48,495,726)
Net unrealized appreciation (depreciation) of investments	$3,255,017

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 3.4%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A–		$3,855,668

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa1		3,687,100

910	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3		918,008

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3		1,026,550
1,000	5.000%, 11/15/14	No Opt. Call	A3		1,023,750

180	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA		184,581

4,500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 – FSA Insured	2/10 at 100.00	AAA		4,488,660

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	6/09 at 100.00	BBB		1,472,925

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB		998,910

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	BBB		935,490
745	5.000%, 12/01/12	No Opt. Call	BBB		747,250
570	5.000%, 12/01/13	No Opt. Call	BBB		565,491

10,000	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	11,515,900
29,775	Total Alabama				31,420,283
	Alaska – 0.4%

4,575	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		4,124,957
	Arizona – 1.3%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A–		1,040,365
695	5.250%, 5/15/11	No Opt. Call	A–		725,511
1,000	5.250%, 5/15/12	No Opt. Call	A–		1,048,860

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	Baa1		3,132,329
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	Baa1		3,025,170

2,900	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		2,873,320
11,700	Total Arizona				11,845,555
	Arkansas – 0.7%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa3		1,684,087
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa3		3,544,189

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	Baa1		1,646,393
6,640	Total Arkansas				6,874,669
	California – 5.7%

9,900	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AA		10,773,873

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A2		$1,050,840

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB+		1,030,930

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A+		10,331,194

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AA		10,919,000

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R		1,520,577
1,000	5.000%, 8/15/13	No Opt. Call	N/R		1,006,390

2,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/15	No Opt. Call	BBB		2,428,025

8,035	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		8,702,226

305	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		368,358

125	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA		144,623

1,585	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	N/R	(4)	1,655,786

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3		1,439,255
1,500	5.000%, 9/01/15	No Opt. Call	Baa3		1,513,290
49,525	Total California				52,884,367
	Colorado – 3.6%

2,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C8, 4.100%, 9/01/36 (Mandatory put 11/10/11)	No Opt. Call	AA		2,939,991

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
275	5.000%, 6/01/09	No Opt. Call	A–		278,528
250	5.000%, 6/01/11	No Opt. Call	A–		256,775

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
690	5.400%, 9/01/08 (ETM)	No Opt. Call	A3	(4)	692,036
830	5.500%, 9/01/09 (ETM)	No Opt. Call	A3	(4)	863,183

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB+		683,454
500	5.000%, 1/15/11	No Opt. Call	BBB+		512,750

13,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – MBIA Insured	No Opt. Call	AA		13,851,612

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	AA		2,542,194

1,600	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,517,328

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/25 (Pre-refunded 6/15/16) – FSA Insured	6/16 at 100.00	AAA		9,687,500
33,975	Total Colorado				33,825,351
	Connecticut – 1.6%

1,000	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		917,990

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA		10,938,700

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Connecticut (continued)

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
$25	5.500%, 1/01/14 (Alternative Minimum Tax)	1/09 at 100.00	BBB		$24,901
170	5.500%, 1/01/20 (Alternative Minimum Tax)	1/09 at 100.00	BBB		159,365

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB+		3,002,670
14,195	Total Connecticut				15,043,626
	Delaware – 0.7%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa2		2,096,400

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	Baa2		2,259,927

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	BBB+		587,760
1,215	5.250%, 6/01/10	No Opt. Call	BBB+		1,246,505

505	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		507,757
6,455	Total Delaware				6,698,349
	Florida – 4.7%

5,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AA		5,205,050

4,420	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B, 5.000%, 7/01/17 – MBIA Insured	No Opt. Call	AA		4,668,802

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		8,972,640

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		260,550

750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A1	(4)	828,345

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	559,030

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,712,189

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		2,702,727

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,970,512

2,230	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%, 10/01/17 – FSA Insured	No Opt. Call	AAA		2,398,053

	North Brevard County Hospital District Revenue, Florida, Refunding Bonds, Series 2008 (Parrish Medical Center Project):
1,220	5.000%, 10/01/14	No Opt. Call	A		1,260,419
1,145	5.125%, 10/01/16	No Opt. Call	A		1,178,400

1,160	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	AA	(4)	1,462,667

4,390	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		5,082,347

2,000	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	AAA		1,972,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		$1,798,578
41,075	Total Florida				44,032,969
	Georgia – 1.9%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	A		3,207,960

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
5,160	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	A+		5,536,422
350	6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		402,504

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	Aa3		238,894

7,500	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A		8,004,750

235	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	251,723
16,455	Total Georgia				17,642,253
	Hawaii – 0.5%

3,750	Hawaii State, General Obligation Bonds, Tender Option Bond Trust 2741, 12.280%, 5/01/16 (IF)	No Opt. Call	AA		5,031,675
	Illinois – 5.6%

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–		918,449

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	AA		5,117,650

3,995	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		4,575,074

1,660	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AAA		1,717,071

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – XLCA Insured	No Opt. Call	A		1,192,442
1,030	5.000%, 11/15/12 – XLCA Insured	No Opt. Call	A		1,086,568

2,000	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13	No Opt. Call	N/R		1,956,080

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A		1,826,430
2,540	5.250%, 11/15/10	No Opt. Call	A		2,635,123

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3		1,000,130

1,895	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,982,928

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+		3,186,210

3,500	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – MBIA Insured	No Opt. Call	AAA		3,775,590

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
1,905	2.226%, 12/15/13	No Opt. Call	AAA		1,835,944
1,000	2.326%, 12/15/16	12/14 at 100.00	AAA		948,750

1,138	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,095,962

7,500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA		8,971,875

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA+		$8,278,718
48,138	Total Illinois				52,100,994
	Indiana – 0.3%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
680	5.300%, 8/15/08	No Opt. Call	N/R		679,830
775	5.350%, 8/15/09	8/08 at 101.00	N/R		771,110

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+		1,035,180
2,455	Total Indiana				2,486,120
	Iowa – 0.1%

175	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA		202,785

500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 1996, 9.150%, 7/01/09 (ETM)	No Opt. Call	AAA		528,510
675	Total Iowa				731,295
	Kansas – 0.6%

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2		1,050,530
650	5.250%, 11/15/14	No Opt. Call	A2		683,300

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		3,958,713
5,315	Total Kansas				5,692,543
	Kentucky – 1.2%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	8,894,060

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,419,743

345	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3		347,125
11,150	Total Kentucky				11,660,928
	Louisiana – 0.4%

185	Jefferson Parish Hospital Service District No. 1, Hospital Revenue Bonds (Series 1979) Parish of Jefferson, State of Louisiana (West Jefferson General Hospital Project), 7.250%, 1/01/09 (ETM)	No Opt. Call	Aaa		188,768

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15	No Opt. Call	N/R		2,618,460

585	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.000%, 1/01/14 – MBIA Insured	No Opt. Call	AA		618,468
3,470	Total Louisiana				3,425,696
	Maryland – 3.3%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	A–		524,285
1,755	5.000%, 8/15/10	No Opt. Call	A–		1,811,581

430	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		492,556

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA		5,516,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland (continued)
$5,000	5.000%, 7/15/17	No Opt. Call	AAA		$5,508,400
5,000	5.000%, 7/15/18	No Opt. Call	AAA		5,499,050

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA		11,017,100
27,700	Total Maryland				30,369,022
	Massachusetts – 4.2%

1,595	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,509,683

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		862,247

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	AA		5,176,200
5,000	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	AA		5,337,550

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	A		1,293,813
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	A		561,715
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	A		1,673,279

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA		717,164

2,500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB		2,497,700

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa		5,362,050

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,119,887

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		5,421,050

20	The Commonwealth of Massachusetts, General Obligation Bonds, Series 1992B Refunding, 6.500%, 8/01/08 (ETM)	No Opt. Call	Aa2	(4)	20,000
37,695	Total Massachusetts				39,552,338
	Michigan – 1.6%

3,365	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Butterworth Hospital, Series 1993A, 7.250%, 1/15/13 – MBIA Insured	No Opt. Call	AA		3,694,770

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	2,165,740

3,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		3,790,119

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09 (ETM)	No Opt. Call	A1	(4)	2,038,500
3,000	5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,297,540
13,880	Total Michigan				14,986,669
	Minnesota – 0.8%

5,994	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA		6,288,573

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		1,339,688
7,244	Total Minnesota				7,628,261

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Mississippi – 1.3%

$5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2		$5,131,000

3,790	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	No Opt. Call	AA		3,914,160

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–		2,771,268
11,450	Total Mississippi				11,816,428
	Missouri – 0.2%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,000	5.000%, 4/01/12	No Opt. Call	N/R		1,044,840
500	5.000%, 4/01/13	No Opt. Call	N/R		523,450

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
150	5.000%, 11/01/08	No Opt. Call	N/R		150,408
215	5.000%, 11/01/09	No Opt. Call	N/R		217,543
300	5.000%, 11/01/11	No Opt. Call	N/R		301,629
2,165	Total Missouri				2,237,870
	Montana – 0.3%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	A		3,024,720
	Nebraska – 0.5%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,725	5.000%, 11/15/08	No Opt. Call	Aa3		1,735,523
2,540	5.000%, 11/15/09	No Opt. Call	Aa3		2,605,913
4,265	Total Nebraska				4,341,436
	Nevada – 1.8%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
340	5.500%, 9/01/08	No Opt. Call	BBB		340,561
375	5.500%, 9/01/09	No Opt. Call	BBB		382,721
295	5.750%, 9/01/10	No Opt. Call	BBB		307,189
535	6.000%, 9/01/13	9/12 at 101.00	BBB		565,993

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
270	5.500%, 9/01/08 (ETM)	No Opt. Call	BBB	(4)	270,743
310	5.500%, 9/01/09 (ETM)	No Opt. Call	BBB	(4)	321,166
240	5.750%, 9/01/10 (ETM)	No Opt. Call	BBB	(4)	254,866
435	6.000%, 9/01/13 (Pre-refunded 9/01/12)	9/12 at 101.00	BBB	(4)	483,228

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
35	0.000%, 1/01/09 – AMBAC Insured	No Opt. Call	AA		34,150
1,000	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	AA		832,620
235	0.000%, 1/01/14 – AMBAC Insured	No Opt. Call	AA		149,126
5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AA		2,899,450
30	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	AA		15,867
1,220	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AA		533,726

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 – AMBAC Insured	No Opt. Call	AA		2,066,760

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – FSA Insured	No Opt. Call	AAA		7,540,786
19,380	Total Nevada				16,998,952

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey – 6.1%

$1,930	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB+		$1,872,814

5,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/12 – FGIC Insured	No Opt. Call	BBB		5,205,700

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–		2,158,840
2,325	5.000%, 9/01/14	No Opt. Call	AA–		2,521,160

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA		4,101,368

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,285	5.750%, 6/01/09 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	Aaa		2,316,693
2,035	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	Aaa		2,096,030
2,250	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	Aaa		2,327,175

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – MBIA Insured (ETM)	No Opt. Call	Aaa		477,269

30	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Garden State Parkway, Series 1992, 6.200%, 1/01/10 (ETM)	No Opt. Call	AAA		31,152

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA		5,536,600

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA		5,580,300

85	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		90,621

585	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA		652,977

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,895	6.500%, 1/01/16	No Opt. Call	A		3,279,948
25	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA		29,081

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		88,270
180	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	215,064
1,000	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		1,138,470
85	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		96,770
380	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	432,619

935	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	10/08 at 100.00	AAA		1,006,602

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	N/R		2,757,773

7,040	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,539,770

290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		323,634

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
2,750	5.000%, 6/01/14	No Opt. Call	BBB		2,707,513
2,000	5.000%, 6/01/15	No Opt. Call	BBB		1,947,960
52,925	Total New Jersey				56,532,173
	New Mexico – 2.1%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	A–		2,492,620
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	A–		2,619,422
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	A–		2,734,117

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Mexico (continued)

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
$2,710	4.800%, 8/01/10	No Opt. Call	AA–		$2,795,636
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,642,186

1,245	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,479,483

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,126,720

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,069,800
19,285	Total New Mexico				19,959,984
	New York – 7.6%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	N/R		507,925

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999:
1,225	5.300%, 7/01/09 – RAAI Insured	No Opt. Call	A		1,240,141
1,385	6.250%, 7/01/10 – RAAI Insured	7/09 at 101.00	A		1,425,317

3,890	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2000B, 6.250%, 8/15/15	8/12 at 100.00	AAA		4,160,666

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	Aa3		1,666,084
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	Aa3		1,902,846

2,095	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		2,336,051

1,990	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(4)	2,128,325

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,030,044
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,088,173

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		6,050,372

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,079,680

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,713,675

3,985	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		3,872,743

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA		3,044,938
2,000	5.000%, 8/01/10	No Opt. Call	AA		2,095,160

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,439,550

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – FSA Insured	No Opt. Call	AAA		5,046,746

565	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	A1	(4)	604,703

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA		5,412,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	$1,471,965

580	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R	563,661

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	Aaa	12,636,752

1,425	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–	1,484,494

515	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R	500,492
66,835	Total New York			70,502,553
	North Carolina – 1.7%

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	Baa1	4,179,280

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	Baa1	7,194,320

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A2	4,726,935
15,500	Total North Carolina			16,100,535
	North Dakota – 0.7%

6,925	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa2	6,979,708
	Ohio – 2.1%

690	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1	693,471

2,415	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	2,624,501

2,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/14	No Opt. Call	BBB	1,964,200

3,365	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	3,000,032

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	AA–	3,147,720
2,000	5.500%, 1/01/12	No Opt. Call	AA–	2,121,740

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,201,970
845	5.500%, 8/15/12	No Opt. Call	A	894,407

1,000	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	8/08 at 101.00	BBB+	1,005,750

200	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	222,256

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	249,344

435	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–	445,227

720	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998, 5.100%, 1/01/09	10/08 at 102.00	BBB–	724,327

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		$931,190
19,045	Total Ohio				19,226,135
	Oklahoma – 0.3%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA		2,060,736

1,120	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R		1,053,136
3,055	Total Oklahoma				3,113,872
	Oregon – 0.8%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09) (Alternative Minimum Tax)	No Opt. Call	N/R		7,481,250
	Pennsylvania – 6.6%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3		357,044
755	4.200%, 2/15/12	No Opt. Call	Baa3		742,210
785	4.300%, 2/15/13	No Opt. Call	Baa3		768,366
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,440,573

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa2		1,752,716
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,836,432
1,890	5.000%, 5/01/14	No Opt. Call	Baa2		1,924,814

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008C, 5.000%, 6/15/18	No Opt. Call	AA–		5,177,500

25	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		29,199

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	BBB+		2,039,280

1,585	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		1,614,544

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,110,455

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
7,000	6.000%, 1/01/09	10/08 at 102.00	BB+		7,008,050
5,000	6.100%, 7/01/13	1/09 at 101.00	BB+		4,992,350

245	Delaware River Port Authority, Pennsylvania and New Jersey, Series 1972 Revenue Bonds, 6.500%, 1/15/11 (ETM)	10/08 at 100.00	AAA		260,460

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/09 at 100.00	B+		3,904,000

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	AA		2,508,845

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AA		11,111,100

3,095	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa		3,697,968

1,810	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa		2,045,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
$4,225	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	AA		$4,382,677
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AA		2,868,360
59,035	Total Pennsylvania				61,572,171
	South Carolina – 2.8%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A–		1,691,284
1,400	5.000%, 8/15/09	No Opt. Call	A–		1,427,118
1,980	5.000%, 8/15/10	No Opt. Call	A–		2,048,983

3,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment Project, Series 2007, 7.500%, 6/01/09	12/08 at 100.00	N/R		2,991,240

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,038,687

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA		7,506,558

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+		1,401,466

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,065,280
25,720	Total South Carolina				26,170,616
	South Dakota – 0.5%

4,165	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		4,663,509
	Tennessee – 2.3%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10 – XLCA Insured	No Opt. Call	A2		1,494,945

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		532,051
695	5.000%, 7/01/14	No Opt. Call	BBB+		701,345

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	AA		7,354,116

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08 (ETM)	No Opt. Call	N/R	(4)	1,650,034
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(4)	1,816,560
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(4)	1,450,913

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,000	5.000%, 9/01/11	No Opt. Call	AA–		1,011,140
4,175	5.000%, 9/01/13	No Opt. Call	AA–		4,185,980

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	AA–		1,360,697
21,375	Total Tennessee				21,557,781
	Texas – 8.1%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – XLCA Insured	No Opt. Call	BBB–		2,274,515

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		3,066,870

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa1		3,720,480

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,395	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured (ETM)	10/08 at 100.00	AAA	$1,673,372

115	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 (ETM) – MBIA Insured	10/08 at 100.00	Aaa	137,548

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007:
5,000	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA	5,391,900
6,700	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,239,216

7,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.000%, 5/15/34 (Mandatory put 5/15/11)	5/11 at 100.00	AA	7,819,425

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	A+	3,108,804

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–	215,802
605	4.125%, 8/15/10	No Opt. Call	BBB–	608,812

2,645	Lubbock Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Carillon Project, Series 1999A, 6.500%, 7/01/19 (Pre-refunded 7/01/09)	7/09 at 102.00	AAA	2,801,954

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA	5,411,600

8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	AA+	9,159,865

9,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 2.206%, 12/15/09	10/08 at 100.00	A2	8,721,000

6,065	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	6,588,955

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA	5,351,750

1,780	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3	1,874,304
71,725	Total Texas			75,166,172
	Virgin Islands – 0.1%

500	University of the Virgin Islands, Revenue Bonds, Series 1999A, 5.400%, 12/01/09 – ACA Insured	No Opt. Call	N/R	512,280
	Virginia – 0.9%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB	390,928
400	4.000%, 9/01/13	No Opt. Call	BBB	385,440
400	4.000%, 9/01/14	No Opt. Call	BBB	378,180
400	4.125%, 9/01/15	No Opt. Call	BBB	376,020

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/09 at 101.00	A	1,698,253

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/08 at 100.00	A–	5,038,950
8,350	Total Virginia			8,267,771
	Washington – 2.3%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – XLCA Insured	No Opt. Call	AA–	6,426,180

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	AAA	2,116,440

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 – FSA Insured (ETM)	No Opt. Call	AAA	3,644,930

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	9,341,167
20,215	Total Washington			21,528,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin – 1.3%

$400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(4)	$409,636

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–		1,050,110
1,100	5.625%, 10/01/11	No Opt. Call	AA–		1,166,044

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+		609,108
1,250	6.500%, 2/15/12	No Opt. Call	BBB+		1,342,113

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/12	No Opt. Call	BBB+		459,122
400	5.000%, 2/15/13	No Opt. Call	BBB+		405,660
350	5.000%, 2/15/14	No Opt. Call	BBB+		353,700
500	5.000%, 2/15/15	No Opt. Call	BBB+		501,925

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
4,000	5.000%, 8/15/14	No Opt. Call	A–		3,960,920
1,300	5.250%, 8/15/18	8/16 at 100.00	A–		1,238,523

245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13	No Opt. Call	A–		244,887
11,595	Total Wisconsin				11,741,748
$829,852	Total Long-Term Investments (cost $863,769,390) – 93.0%				867,554,301

	Short-Term Investments – 5.6%

9,938	Albuquerque, New Mexico, Airport Revenue Bonds, Variable Rate Demand Obligations, Subordinate Lien Series 1995 Refunding, 6.500%, 7/01/14 – AMBAC Insured (5)		VMIG-1		9,938,000

8,835	Chaffey Community College District, Bernardino County, California, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1132, 3.500%, 6/01/30 – MBIA Insured (5)		A-1		8,835,000

3,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation and Revenue Bonds, Variable Rate Demand Obligations, Series 2005-D1, 9.000%, 3/01/12 – CIFG Insured (5)		A-1		3,000,000

4,900	Delaware River and Bay Authority, Delaware and New Jersey, Variable Rate Demand Obligations, Revenue Bonds, Series 2005, 6.500%, 1/01/30 – AMBAC Insured (5)		VMIG-1		4,900,000

3,320	Golden State Tobacco Securitization Corporation, Tobacco Settlement Enhanced Revenue Bonds, Variable Rate Demand Obligations, Trust 1220, 6.000%, 6/01/35 – FGIC Insured (5)		VMIG-1		3,320,000

5,000	King County, Washington, Sewer Revenue Bonds, Variable Rate Demand Obligations, Series 2006B, 9.500%, 1/01/36 – MBIA Insured (5)		A-1+		5,000,000

4,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Variable Rate Demand Obligations, Macon Trust, Series 2005K, 4.150%, 1/01/34 – FGIC Insured (5)		A-1		4,000,000

13,465	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Variable Rate Demand Obligations, Series 2000, Trust 116, 2.700%, 10/01/27 – MBIA Insured (5)		A-1+		13,465,000
$52,458	Total Short-Term Investments (cost $52,458,000)				52,458,000

	Total Investments (cost $916,227,390) – 98.6%				920,012,301

	Other Assets Less Liabilities – 1.4%				13,487,005

	Net Assets – 100%				$933,499,306

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2008

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$—	$920,012,301	$—	$920,012,301

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $915,916,023.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$11,942,329
Depreciation	(7,846,051)
Net unrealized appreciation (depreciation) of investments	$4,096,278

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2008